UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04015

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Annual Report December 31, 2005

EATON VANCE
COMBINED
MONEY
MARKET
FUNDS

Cash Management Fund

Money Market Fund

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Money Market Funds as of December 31, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Investment Environment

•                  In 2005, the U.S. economy grew at a solid pace with low to moderate inflation. U.S. Gross Domestic Product (GDP), the primary indicator of growth, expanded at a robust 4.1% rate in the third quarter of 2005 and an estimated 3.5% for the year. Unemployment, meanwhile, declined to 4.9% in December 2005 from 5.4% a year earlier.

•                  At its December 2005 meeting, the Federal Reserve Board (the Fed) increased short-term interest rates by 25 basis points (0.25%). This was the Fed’s 13th consecutive increase since June 2004, and it brought the Fed Funds target rate, a key short-term interest rate benchmark, to 4.25%. Though welcomed by money market investors, it is unlikely that the significant increase in short-term rates that occurred in 2005 will be repeated.

•                  In past cycles, as the Fed has moved the rate higher, market forces have pushed intermediate and long yields higher as well. In the current cycle, however, yields on intermediate and long bonds have actually declined, causing a “flattening” of the yield curve (the yield curve is a graphical depiction of bond yields across all maturities).

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

The Cash Management Portfolio

•                  At December 31, 2005, Cash Management Portfolio — in which the Funds invest their assets — had 97.2% of its net assets invested in high-quality commercial paper, a highly liquid type of security in which money market funds commonly invest.(1) The Portfolio also invests in high-quality U.S. Government agency securities.

•                  During the year ended December 31, 2005, shareholders of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund received $0.024 and $0.014 per share, respectively, in income dividends. Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund had total returns of 2.48% and 1.45%, respectively, during the same period.(2)

•                  Management continued to maintain a relatively short weighted average maturity in the Portfolio to provide flexibility for interest rate increases, enabling it to reinvest more quickly and helping to increase each Fund’s income stream. This strategy was beneficial during the period, as short-term rates continued to rise. However, it is widely anticipated that the Fed will moderate its tightening policy, which would slow the rate of income gains for short-term money market instruments. If this moderation were to occur, management would likely increase the Fund’s weighted average maturity to take advantage of the current interest rate environment.

(1)     An investment in one of the money market funds is neither insured nor guaranteed by the U.S. Government. Although the Funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.

(2)     Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

Asset Allocation*

By net assets

U.S. Government Agency Obligations 1.5%

Short-Term Investments 1.4%

*            Asset Allocation information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Money Market Funds as of December 31, 2005

FUND EXPENSES

Example:  As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 – December 31, 2005).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Cash Management Fund

	Beginning Account Value (7/1/05)	Ending Account Value (12/31/05)	Expenses Paid During Period* (7/1/05 – 12/31/05)

Actual	$1,000.00	$1,015.10	$3.96

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.30	$3.97

*            Expenses are equal to the Fund’s annualized expense ratio of 0.78% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2005. The example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Money Market Fund

	Beginning Account Value (7/1/05)	Ending Account Value (12/31/05)	Expenses Paid During Period* (7/1/05 –12/31/05)

Actual	$1,000.00	$1,009.80	$9.22

Hypothetical (5% return per year before expenses)	$1,000.00	$1,016.00	$9.25

*            Expenses are equal to the Fund’s annualized expense ratio of 1.82% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2005. The example reflects the expenses of both the Fund and the Portfolio.

3

Eaton Vance Money Market Funds as of December 31, 2005

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of December 31, 2005

	Cash Management Fund	Money Market Fund
Assets
Investment in Cash Management Portfolio, at value	$95,513,238	$48,571,619
Receivable for Fund shares sold	170,802	100,012
Total assets	$95,684,040	$48,671,631
Liabilities
Payable for Fund shares redeemed	$560,763	$232,829
Dividends payable	117,248	16,402
Payable to affiliate for Trustees' fees	467	467
Payable to affiliate for distribution and service fees	—	47,556
Accrued expenses	36,151	34,925
Total liabilities	$714,629	$332,179
Net Assets (represented by paid-in-capital)	$94,969,411	$48,339,452
Shares of Beneficial Interest Outstanding
	94,969,411	48,339,452
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6)
(Net assets ÷ shares of beneficial interest outstanding)	$1.00	$1.00

See notes to financial statements

4

Eaton Vance Money Market Funds as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended December 31, 2005

	Cash Management Fund	Money Market Fund
Investment Income
Interest allocated from Portfolio	$2,970,770	$1,810,184
Expenses allocated from Portfolio	(551,507)	(341,349)
Net investment income from Portfolio	$2,419,263	$1,468,835
Expenses
Trustees fees and expenses	$1,723	$1,723
Distribution and service fees	—	497,187
Legal and accounting services	20,045	19,322
Printing and postage	11,377	11,575
Custodian fee	16,961	12,969
Transfer and dividend disbursing agent fees	71,985	89,970
Registration fees	53,709	42,942
Miscellaneous	3,742	4,583
Total expenses	$179,542	$680,271
Net investment income	$2,239,721	$788,564
Realized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(86)	$(54)
Increase from payment by affiliate	27	17
Net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines	(27)	(17)
Net realized loss	$(86)	$(54)
Net increase in net assets from operations	$2,239,635	$788,510

See notes to financial statements

5

Eaton Vance Money Market Funds as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 2005

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations —
Net investment income	$2,239,721	$788,564
Net realized loss from investment transactions, payment by affiliate and the disposal of an investment which did not meet the Portfolio's investment guidelines	(86)	(54)
Net increase in net assets from operations	$2,239,635	$788,510
Distributions to shareholders —
From net investment income	$(2,239,635)	$(788,510)
Total distributions to shareholders	$(2,239,635)	$(788,510)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per Share —
Proceeds from sale of shares	$138,809,354	$43,940,101
Net asset value of shares issued to shareholders in payment of distributions declared	1,366,207	637,780
Cost of shares redeemed	(143,371,207)	(64,123,257)
Net decrease in net assets from Fund share transactions	$(3,195,646)	$(19,545,376)
Net decrease in net assets	$(3,195,646)	$(19,545,376)
Net Assets
At beginning of year	$98,165,057	$67,884,828
At end of year	$94,969,411	$48,339,452

See notes to financial statements

6

Eaton Vance Money Market Funds as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 2004

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations —
Net investment income	$564,647	$35,677
Net increase in net assets from operations	$564,647	$35,677
Distributions to shareholders —
From net investment income	$(564,647)	$(35,677)
Total distributions to shareholders	$(564,647)	$(35,677)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per Share —
Proceeds from sale of shares	$125,111,448	$75,535,474
Net asset value of shares issued to shareholders in payment of distributions declared	404,213	28,884
Cost of shares redeemed	(128,714,174)	(107,920,251)
Net decrease in net assets from Fund share transactions	$(3,198,513)	$(32,355,893)
Net decrease in net assets	$(3,198,513)	$(32,355,893)
Net Assets
At beginning of year	$101,363,570	$100,240,721
At end of year	$98,165,057	$67,884,828

See notes to financial statements

7

Eaton Vance Money Market Funds as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Cash Management Fund
	Year Ended December 31,
	2005		2004	2003	2002	2001
Net asset value — Beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations
Net investment income	$0.024		$0.006	$0.005	$0.010	$0.033
Less distributions
From net investment income	$(0.024)		$(0.006)	$(0.005)	$(0.010)	$(0.033)
Total distributions	$(0.024)		$(0.006)	$(0.005)	$(0.010)	$(0.033)
Net asset value — End of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return(1)	2.48	%(2)	0.60%	0.48%	1.02%	3.46%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$94,969		$98,165	$101,364	$111,741	$143,079
Ratios (As a percentage of average daily net assets):
Expenses(3)	0.80%		0.79%	0.68%	0.79%	0.79%
Expenses after custodian fee reduction(3)	0.80%		0.79%	0.68%	0.79%	0.79%
Net investment income	2.46%		0.60%	0.47%	1.02%	3.16%

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2)  During the year ended December 31, 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2005.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

See notes to financial statements

8

Eaton Vance Money Market Funds as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Money Market Fund
	Year Ended December 31,
	2005		2004	2003	2002	2001
Net asset value — Beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations
Net investment income	$0.014		$0.001	$—	$0.002	$0.024
Less distributions
From net investment income	$(0.014)		$(0.001)	$—	$(0.002)	$(0.024)
Total distributions	$(0.014)		$(0.001)	$—	$(0.002)	$(0.024)
Net asset value — End of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return(1)	1.45	%(2)	0.05%	0.00%	0.19%	2.46%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$48,339		$67,885	$100,241	$158,719	$168,555
Ratios (As a percentage of average daily net assets):
Net expenses(3)	1.82%		1.31%	1.17%	1.61%	1.68%
Net expenses after custodian fee reduction(3)	1.82%		1.31%	1.17%	1.61%	1.68%
Net investment income	1.40%		0.04%	0.00%	0.20%	2.25%

†  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator and a waiver of expenses by the Distributor. Had such actions not been taken, the ratios and net investmentincome (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(3)	1.71%	1.66%	1.61%
Expenses after custodian fee reduction(3)	1.71%	1.66%	1.61%
Net investment income (loss)	(0.35)%	(0.49)%	0.20%
Net investment income (loss) per share	$(0.004)	$(0.005)	$0.002

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total Return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(2)  During the year ended December 31, 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2005.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

See notes to financial statements

9

Eaton Vance Money Market Funds as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects each Fund's proportionate interest in the net assets of the Portfolio (65.1% for Cash Management Fund and 33.1% for Money Market Fund at December 31, 2005). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income — The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended December 31, 2005, no credits were used to reduce the Funds' custodian fees.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade-date basis.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return

10

Eaton Vance Money Market Funds as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

Year Ended December 31, 2005	Cash Management Fund	Money Market Fund
Distribution declared from:
Ordinary income	$2,239,635	$788,510
Year Ended December 31, 2004
Distribution declared from:
Ordinary income	$564,647	$35,677

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At December 31, 2005, Eaton Vance Management (EVM) and its retirement plan owned shares outstanding of the Cash Management Fund aggregating approximately 7%.

4  Transactions with Affiliates

EVM serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2005, EVM earned $5,524 and $5,523 from Cash Management Fund and Money Market Fund, respectively, in sub-transfer agent fees. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% per annum of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the year ended December 31, 2005, the distribution fee was equivalent to 0.75% of the Fund's average daily net assets and amounted to $421,837. At December 31, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for the Fund was approximately $11,062,000.

The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets. The Trustees implemented the Plan by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts equal to 0.15% per annum of the Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2005 amounted to $75,350.

Certain officers and Trustees of the Funds are officers of EVD.

6  Contingent Deferred Sales Charge (CDSC)

Shares of the Money Market Fund (other than those acquired as the result of an exchange from another Eaton Vance fund) generally are subject to a CDSC on redemptions of shares made within six years of purchase, at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Shares of Money Market Fund and Cash Management Fund acquired as a result of an exchange from shares of another Eaton Vance Fund are subject to the original CDSC rate, if any, from the date of original purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM

11

Eaton Vance Money Market Funds as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC assessed on Money Market Fund shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC received from Money Market Fund shares when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $0 and $298,000 of CDSC paid by shareholders of the Cash Management Fund and Money Market Fund for the year ended December 31, 2005.

7  Investment Transactions

Increases and decreases in the Funds' investment in the Portfolio for the year ended December 31, 2005 were as follows:

Cash Management Fund
Increases	$138,781,146
Decreases	143,895,325
Money Market Fund
Increases	$43,894,919
Decreases	65,013,848

12

Eaton Vance Money Market Funds as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund, each a series of Eaton Vance Mutual Funds Trust (the "Funds") at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2006

13

Eaton Vance Money Market Funds as of December 31, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2006 showed the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds.

14

Cash Management Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS

Commercial Paper — 97.2%
Principal Amount (000's omitted)	Security	Value
Automotive — 3.5%
$5,100	Toyota Motor Credit Co., 4.24%, 1/5/06	$5,097,597
		$5,097,597
Banking and Finance — 50.4%
$6,500	Abbey National North America, LLC, 4.28%, 1/6/06	$6,496,136
4,485	American Express International, 4.13%, 1/3/06	4,483,971
3,809	Barclays US Funding, LLC, 4.25%, 1/5/06	3,807,201
2,000	Barclays US Funding, LLC, 4.31%, 2/24/06	1,987,070
1,400	Barclays US Funding, LLC, 4.36%, 2/28/06	1,390,166
3,000	Barton Capital Corp., 4.25%, 1/12/06(1)	2,996,104
1,470	Barton Capital Corp., 4.32%, 1/20/06(1)	1,466,648
3,000	CAFCO, LLC, 4.24%, 1/4/06(1)	2,998,940
1,510	CAFCO, LLC, 4.34%, 2/13/06(1)	1,502,172
2,500	CIESCO, LLC, 4.16%, 1/9/06(1)	2,497,689
1,900	CIESCO, LLC, 4.26%, 1/25/06(1)	1,894,604
3,000	CRC Funding, LLC, 4.19%, 1/6/06(1)	2,998,254
1,464	CRC Funding, LLC, 4.30%, 1/31/06(1)	1,458,754
3,225	HSBC Finance Corp., 4.18%, 1/17/06	3,219,009
6,500	ING (U.S.) Funding, LLC, 4.285%, 2/2/06	6,475,242
3,380	Kittyhawk Funding Corp., 4.30%, 1/20/06(1)	3,372,329
2,923	Old Line Funding Corp., 4.30%, 1/9/06(1)	2,920,207
2,900	Ranger Funding Co., LLC, 4.31%, 1/26/06(1)	2,891,320
1,464	Ranger Funding Co., LLC, 4.32%, 1/24/06(1)	1,459,959
7,000	Societe General N.A., 4.24%, 1/27/06	6,978,564
1,390	UBS Finance Delaware, LLC, 4.20%, 1/18/06	1,387,243
1,055	UBS Finance Delaware, LLC, 4.25%, 1/30/06	1,051,388
1,900	UBS Finance Delaware, LLC, 4.31%, 2/28/06	1,886,807
1,900	UBS Finance Delaware, LLC, 4.31%, 3/2/06	1,886,352
2,980	Yorktown Capital, LLC, 4.13%, 1/5/06(1)	2,978,632
1,500	Yorktown Capital, LLC, 4.30%, 1/6/06(1)	1,499,104
		$73,983,865
Computers and Business Equipment — 1.2%
$1,831	IBM Capital, Inc., 4.36%, 3/9/06(1)	$1,816,142
		$1,816,142
Cosmetics & Toiletries — 3.4%
$5,000	Procter & Gamble Co., 4.18%, 1/3/06(1)	$4,998,839
		$4,998,839

Principal Amount (000's omitted)	Security	Value
Credit Unions — 3.0%
$4,350	Mid-States Corp. Federal Credit Union, 4.29%, 1/24/06	$4,338,078
		$4,338,078
Electric Utilities — 3.0%
$1,682	Southern Co., 4.21%, 1/20/06(1)	$1,678,263
2,750	Southern Co., 4.26%, 1/11/06(1)	2,746,746
		$4,425,009
Electric, Service and Telecom Utilities — 1.0%
$1,469	National Rural Utilities Cooperative Finance Corp., 4.28%, 1/19/06	$1,465,856
		$1,465,856
Electrical and Electronic Equipment — 4.7%
$7,000	General Electric Capital Corp., 4.40%, 3/28/06	$6,926,422
		$6,926,422
Food and Beverages — 3.0%
$4,464	Nestle Capital Corp., 4.26%, 1/9/06(1)	$4,459,774
		$4,459,774
Industrial Equipment — 3.9%
$5,800	Caterpillar Financial Service Corp., 4.28%, 1/9/06	$5,794,484
		$5,794,484
Insurance — 9.4%
$4,400	American General Finance Corp., 4.25%, 1/10/06	$4,395,325
4,400	MetLife Funding, Inc., 4.14%, 1/23/06	4,388,868
5,000	New York Life Capital Corp., 4.25%, 1/10/06(1)	4,994,688
		$13,778,881
Oil and Gas — 6.7%
$5,800	Chevron Funding Corp., 4.25%, 1/3/06	$5,798,631
4,000	Cortez Capital Corp., 4.27%, 1/13/06(1)	3,994,307
		$9,792,938
Pharmaceuticals — 4.0%
$5,800	Novartis Finance Corp., 4.29%, 1/4/06(1)	$5,797,927
		$5,797,927
Total Commercial Paper (amortized cost $142,675,812)		$142,675,812

See notes to financial statements

15

Cash Management Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

U.S. Government Agency Obligations — 1.5%
Principal Amount (000's omitted)	Security	Value
$2,150	FNMA Discount Notes, 4.12%, 1/4/06	$2,149,262
Total U.S. Government Agency Obligations (amortized cost, $2,149,262)		$2,149,262
Short-Term Investments — 1.4%
Principal Amount (000's omitted)	Security	Value
$2,090	Investors Bank and Trust Company Time Deposit, 4.23%, 1/3/06	$2,090,000
Total Short-Term Investments (amortized cost, $2,090,000)		$2,090,000
Total Investments — 100.1% (amortized cost $146,915,074)(2)		$146,915,074
Other Assets, Less Liabilities — (0.1)%		$(101,330)
Net Assets — 100.0%		$146,813,744

FNMA - Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae are not issued or guaranteed by the U.S. Government.

(1)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Cost for federal income taxes is the same.

See notes to financial statements

16

Cash Management Portfolio as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at amortized cost	$146,915,074
Cash	465
Interest receivable	491
Total assets	$146,916,030
Liabilities
Payable to affiliate for investment advisory fees	$61,314
Payable to affiliate for Trustees' fees	3,138
Accrued expenses	37,834
Total liabilities	$102,286
Net Assets applicable to investors' interest in Portfolio	$146,813,744
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$146,813,744
Total	$146,813,744

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Interest	$4,862,627
Total investment income	$4,862,627
Expenses
Investment adviser fee	$753,363
Trustees' fees and expenses	11,841
Custodian fee	95,764
Legal and accounting services	41,100
Miscellaneous	6,198
Total expenses	$908,266
Deduct — Reduction of custodian fee	$52
Total expense reductions	$52
Net expenses	$908,214
Net investment income	$3,954,413
Realized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(141)
Increase from payment by affiliate	45
Net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines	(45)
Net realized loss	$(141)
Net increase in net assets from operations	$3,954,272

See notes to financial statements

17

Cash Management Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations —
Net investment income	$3,954,413	$1,428,250
Net realized loss from investment transactions, payment by affiliate and the disposal of an investment which did not meet the Portfolio's investment guidelines	(141)	—
Net increase in net assets from operations	$3,954,272	$1,428,250
Capital transactions — Contributions	$184,089,048	$205,687,872
Withdrawals	(210,117,271)	(246,450,820)
Net decrease in net assets from capital transactions	$(26,028,223)	$(40,762,948)
Net decrease in net assets	$(22,073,951)	$(39,334,698)
Net Assets
At beginning of year	$168,887,695	$208,222,393
At end of year	$146,813,744	$168,887,695

See notes to financial statements

18

Cash Management Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2005		2004	2003	2002	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.60%		0.59%	0.57%	0.58%	0.57%
Expenses after custodian fee reduction	0.60%		0.59%	0.57%	0.58%	0.57%
Net investment income	2.63%		0.78%	0.59%	1.22%	3.33%
Total Return	2.67	%(1)	0.78%	0.60%	1.22%	3.70%

(1)  During the year ended December 31, 2005, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2005.

See notes to financial statements

19

Cash Management Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2005, the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund held interests of approximately 65.1% and 33.1%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Security Valuation — The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade-date basis.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $753,363 for the year ended December 31, 2005. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

20

Cash Management Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

BMR made a voluntary reimbursement to the Portfolio of $45 to compensate the Portfolio for a realized loss incurred from the sale of an investment security which did not meet the Portfolio's investment guidelines.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2005.

4  Investments

Purchases and sales (including maturities) of investments during the year ended December 31, 2005, exclusive of U.S. Government and agency securities, aggregated $2,051,874,819 and $2,003,041,818, respectively. Purchases and sales (including maturities) of U.S. Government and agency securities aggregated $164,928,178 and $240,572,000, respectively.

21

Cash Management Portfolio as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Cash Management Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 2005, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2006

22

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Cash Management Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of each of the Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund (the "Funds") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and action taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described herein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Special Committee noted the experience of the investment professionals and other personnel who would provide services under the investment advisory agreement. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

23

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that each Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Funds, the Special Committee concluded that, in light of the size of the Funds, the expense ratio of each Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio, including the profit margins of the investment adviser in comparison with available industry data. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also noted both an expense reimbursement by the administrator and a waiver of distribution fees by the distributor for the Money Market Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also concluded that, in light of the size of the Portfolio and the level of profitability to the adviser, the adviser and its affiliates are not realizing material economies of scale that warrant the implementation of breakpoints at this time.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

24

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Cash Management Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991; of the Portfolio since 1993	Chairman, President and Chief Executive Officer of BMR, EVM and EV; Chairman and Chief Executive Officer of EVC; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and Portfolio.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986; of the Portfolio since 1993; Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company)( since 2005). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

25

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986; of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	Executive Vice President of EVM, BMR and EV; Chief Investment Officer of EVM and BMR and President and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Elizabeth S. Kenyon 9/8/59	President of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Officer of 2 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 16 registered investment companies managed by EVM or BMR.

26

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Senior Vice President and Chief Equity Investment Officer of EVM and BMR and Executive Vice President of EVC. Officer of 51 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 31 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost 6/12/65	Treasurer of the Portfolio	Since 2002(2)	Assistant Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Ms. Kenyon served as Vice President of the Portfolio since 2001 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

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Portfolio Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

125 High Street
Boston, MA 02110

Eaton Vance Mutual Funds Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

131-2/06  MMSRC

Annual Report December 31, 2005

EATON VANCE
MUNICIPAL BOND
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipal Bond Fund as of December 31, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Performance for the Year Ended December 31, 2005

•                  The Fund’s Class A shares had a total return of 5.04% during the year ended December 31, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $9.80 per share on December 31, 2005 from $9.78 on December 31, 2004, and the reinvestment of $0.463 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 4.37% during the same period.(1) This return was the result of an increase in net asset value (NAV) to $9.74 per share on December 31, 2005 from $9.71 on December 31, 2004, and the reinvestment of $0.387 in dividends. (2)

•                  The Fund’s Class I shares had a total return of 5.28% during the same period.(1) This return was the result of an increase in net asset value (NAV) to $10.71 per share on December 31, 2005 from $10.69 on December 31, 2004, and the reinvestment of $0.533 in dividends.(2)

Portfolio Manager: Cynthia J. Clemson

Economic and Market Conditions

The economy expanded at a 1.1% pace in the fourth quarter of 2005, a decline from the 4.3% rate in the third quarter. Even with a weak finish, the economy generated respectable growth of 3.5% in 2005. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve, the economy continued to create jobs – 108,000 in December 2005. Recent economic data suggest that the Gulf Coast hurricanes did not have a significant effect on the nation’s overall economy. The economy appeared to be sustaining growth in both the manufacturing and service sectors with little evidence of inflationary pressures. Moreover, worries about a pickup in inflation have waned recently, as prices for crude oil, gasoline and jet fuel have eased from their previous highs.

Investor sentiment regarding the Fed’s monetary policy appears to have shifted in recent months as investors have begun to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). The improved investor sentiment has likely accounted, in part, for the improved performance of the financial markets in the fourth quarter of 2005.

The municipal market continued to be adversely affected by strong primary market supply. Municipal issuers are collectively in the midst of their characteristic year-end rush to bring issues to market. As a result, the municipal market may see a record supply of new issuance for 2005. Combined with lackluster retail demand, the large supply pressures pushed tax-exempt yields to more attractive levels. At December 31, 2005, long-term AAA-rated insured municipal bonds yielded 98% of U.S. Treasury bonds with similar maturities.

For the year ended December 31, 2005, the Lehman Brothers Municipal Bond Index (3) (the “Index”), a broad-based, unmanaged municipal market index, posted a modest gain of 3.51%. Find more information about the Fund’s performance and that of funds in the same Lipper classification as the Fund on the following page.

Management Discussion

The Fund invests primarily in bonds with maturities of 20 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for taxable fixed-income securities over the past 18 months — with shorter-maturity yields rising as longer-maturity yields declined slightly — the long end of the curve was an attractive place to be positioned.

During the year ended December 31, 2005, the Federal Reserve raised short-term interest rates at regular intervals and commodities prices rose significantly. However, the economy grew at a solid pace, with low to moderate inflation. In this climate, we continued to maintain a somewhat cautious outlook on interest rates and adjusted the Fund’s duration accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

During the past year, credit spreads, which measure the difference in yield between higher-risk bonds and lower-risk bonds, have narrowed. As a result, the lower-rated bonds owned by the Fund performed well and made a key contribution to performance. Where prudent, we took advantage of the narrow credit spreads in an effort to lower the Fund’s exposure to credit risk.

We continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities that may have been overlooked, has enhanced the Fund’s return during the past year. Finally, we continued to closely monitor call protection in the Fund. Call protection remains an important consideration for municipal bond investors.

(1) These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. Class I shares have no sales charge. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal or state and local income taxes and/or alternative minimum tax. (3)It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. *Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Municipal Bond Fund as of December 31, 2005

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance(1)	Class A	Class B	Class I

Average Annual Total Returns (at net asset value)
One Year	5.04%	4.37%	5.28%
Five Years	6.23	5.52	6.50
Ten Years	N.A.	N.A.	6.32
Life of Fund†	5.29	4.42	7.23

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.03%	-0.63%	5.28%
Five Years	5.20	5.19	6.50
Ten Years	N.A.	N.A.	6.32
Life of Fund†	4.65	4.42	7.23

†Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class I: 3/16/78

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. Class I shares are offered to certain investors at net asset value. If sales charges were included, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year;
3% - 4th year; 2% - 5th year; 1% - 6th year. Class I shares are offered to certain investors at net asset value.

Index Performance(2)

Lehman Brothers Municipal Bond Index
One Year	3.51%
Five Years	5.59
Ten Years	5.71

Lipper Averages(3)

Lipper General Municipal Debt Funds Classification
One Year	3.00%
Five Years	4.78
Ten Years	4.74

Distribution Rates(4)	Class A	Class B	Class I

Distribution Rate	4.39%	3.62%	4.64%
Taxable-Equivalent Distribution Rate (5)	6.75	5.57	7.14
SEC 30-day Yield (6)	3.89	3.32	4.35
Taxable-Equivalent SEC 30-day Yield (5)	5.98	5.11	6.69

*Sources: Thomson Financial; Lipper, Inc. Class I of the Fund commenced operations on 3/16/78.

A $10,000 hypothetical investment at net asset value in Class A shares on 1/6/98 (commencement of operations) and Class B shares on 1/14/98 (commencement of operations) would have been valued at $15,093 and $14,108, respectively, on December 31, 2005; a $10,000 hypothetical investment in Class A at maximum offering price on 1/6/98 would have been valued at $14,374. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution (7),(8)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www. eatonvance.com

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 260, 216, and 141 funds for the 1-year,
5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 12/31/05. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

3

Eaton Vance Municipal Bond Fund as of December 31, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 – December 31, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Municipal Bond Fund

	Beginning Account Value (7/1/05)	Ending Account Value (12/31/05)	Expenses Paid During Period* (7/1/05 – 12/31/05)

Actual
Class A	$1,000.00	$1,015.80	$4.37
Class B	$1,000.00	$1,012.90	$8.17
Class I	$1,000.00	$1,017.70	$3.10

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.38
Class B	$1,000.00	$1,017.10	$8.19
Class I	$1,000.00	$1,022.10	$3.11

* Expenses are equal to the Fund’s annualized expense ratio of 0.86% for Class A shares, 1.61% for Class B shares, and 0.61% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2005.

4

Eaton Vance Municipal Bond Fund as of December 31, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.8%
Principal Amount (000's omitted)	Security	Value
Education — 1.8%
$1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$1,479,995
2,500	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	2,619,950
1,750	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 6.17%, 10/1/29(1)(2)	1,844,237
		$5,944,182
Electric Utilities — 6.0%
$5,360	Minnesota Municipal Power Agency, 5.00%, 10/1/35	$5,492,714
2,100	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	2,136,750
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,411,300
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,125,600
4,435	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	4,464,670
		$19,631,034
Escrowed / Prerefunded — 10.0%
$1,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 12/1/09, Variable Rate, 7.904%, 12/1/34(1)(2)	$1,847,415
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	1,855,470
14,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	6,481,580
10,000	Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	6,001,100
1,425	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	1,472,823
1,000	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,094,910
5,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(3)	5,955,565
3,000	North East, TX, Independent School District, Prerefunded to 2/1/10, 5.00%, 2/1/30	3,176,670
2,500	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	1,820,925
6,000	Savannah, GA, EDA, Escrowed to Maturity, 0.00%, 12/1/21	2,904,360
		$32,610,818

Principal Amount (000's omitted)	Security	Value
General Obligations — 6.3%
$2,600	California, 5.25%, 4/1/30	$2,765,490
3,000	California, 5.25%, 2/1/33	3,178,770
2,380	California, 5.50%, 11/1/33	2,606,600
1,500	Georgia, 2.00%, 12/1/23	1,054,650
5,405	New York, NY, 5.00%, 6/1/30	5,595,742
1,725	New York, NY, Variable Rate, 6.608%, 6/1/28(1)(4)	2,029,238
4,000	South Carolina, 3.25%, 8/1/30	3,182,040
		$20,412,530
Health Care-Miscellaneous — 2.5%
$3,000	Allegheny County, PA, IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	$3,191,370
200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	217,270
120	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	130,362
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	108,635
2,113	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	2,120,054
1,775	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	1,776,835
502	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	528,031
		$8,072,557
Hospital — 9.4%
$2,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$2,016,620
2,625	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	2,674,665
1,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Variable Rate, 6.06%, 11/15/34(1)(2)	1,556,745
1,800	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/27	1,866,852
500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	502,335
1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,180,392

See notes to financial statements

5

Eaton Vance Municipal Bond Fund as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	$1,020,650
980	Chautauqua County, NY, IDA, (Women's Christian Association), 6.40%, 11/15/29	1,025,237
5,750	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	5,823,485
4,150	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	4,390,949
3,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,355,860
1,575	Oneida County, NY, IDA, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,618,832
265	Prince George's County, MD, (Greater Southeast Healthcare System), 6.20%, 1/1/08(5)	2,173
1,030	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(5)	8,446
1,135	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 7.17%, 11/15/27(1)(2)	1,243,029
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	1,107,733
1,000	Sullivan County, TN, Health Educational and Facility Board, (Wellmont Health System), 6.25%, 9/1/22	1,119,790
		$30,513,793
Housing — 2.9%
$1,000	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$1,010,390
1,020	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.35%, 7/1/40	1,028,150
1,300	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	1,518,231
2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	2,597,500
1,305	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,332,170
840	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19(5)	655,502
1,130	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	1,151,312
285	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06(5)	249,375
		$9,542,630
Industrial Development Revenue — 4.1%
$200	Florence County, SC, (Stone Container), 7.375%, 2/1/07	$200,120
1,000	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	1,037,300

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$5	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$5,651
2,165	Liberty, NY, Development Corp., Variable Rate, 8.205%, 10/1/35(1)(4)	3,011,169
1,750	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27(5)	1,688,750
2,500	Nez Perce County, ID, Pollution Control, 7.00%, 12/1/14	2,854,075
2,450	Port Camas-Washougan, WA, (James River), 6.70%, 4/1/23	2,450,980
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	2,117,556
		$13,365,601
Insured-Education — 3.7%
$2,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/31	$2,371,280
1,670	University of California, (MBIA), 4.75%, 5/15/37	1,691,109
6,850	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	7,835,235
		$11,897,624
Insured-Electric Utilities — 2.8%
$2,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$2,140,100
3,350	Jacksonville Electric Authority, FL, Electric System Revenue, (FSA), 4.75%, 10/1/34	3,380,586
6,500	Long Island Power Authority, NY, Electric System, (FSA), 0.00%, 6/1/25	2,770,430
2,865	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/29	967,081
		$9,258,197
Insured-Escrowed / Prerefunded — 0.6%
$1,500	New Jersey Turnpike Authority, RITES, (MBIA), Prerefunded to 1/1/10, Variable Rate, 7.841%, 1/1/30(1)(4)	$1,851,750
		$1,851,750
Insured-General Obligations — 11.0%
$9,805	California, (AMBAC), 4.25%, 3/1/30	$9,252,292
1,320	California, (AMBAC), Variable Rate, 8.279%, 5/1/26(1)(4)	1,640,324
125	California, (FGIC), Variable Rate, 41.888%, 12/1/29(1)(4)(6)	338,638
1,500	California, Residual Certificates, (AMBAC), Variable Rate, 8.995%, 10/1/30(1)(4)	1,874,910

See notes to financial statements

6

Eaton Vance Municipal Bond Fund as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$750	California, RITES, (AMBAC), Variable Rate, 6.312%, 2/1/28(1)(4)	$998,723
1,000	Clackamas County, OR, (School District No. 7J Lake Oswego), (FSA), 5.25%, 6/1/24	1,138,550
1,000	Clackamas County, OR, (School District No. 7J Lake Oswego), (FSA), 5.25%, 6/1/25	1,140,590
6,000	Fairfax, VA, (MBIA), 4.50%, 1/15/36	6,014,940
2,500	Georgia, (MBIA), 2.00%, 9/1/24	1,729,975
1,000	Linn County, OR, Community School District, (FGIC), 5.25%, 6/15/26	1,143,910
1,390	Marion County, OR, (AMBAC), 5.50%, 6/1/22	1,614,471
1,000	Massachusetts (AMBAC), 5.50%, 12/1/23	1,170,140
2,340	Merced, CA, Union High School District, (FGIC), 0.00%, 8/1/20	1,212,260
1,865	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,691,294
1,895	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	1,489,678
5,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	3,395,300
		$35,845,995
Insured-Hospital — 0.9%
$1,260	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 8.205%, 8/15/38(1)(4)	$1,795,576
800	Maryland HEFA, (Medlantic/Helix Issue), (FSA), Variable Rate, 8.205%, 8/15/38(1)(4)	1,140,048
		$2,935,624
Insured-Housing — 0.8%
$2,350	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	$2,423,837
		$2,423,837
Insured-Lease Revenue / Certificates of Participation — 2.6%
$10,000	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/31	$2,974,300
12,800	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/29	4,203,776
2,500	Saint Louis, MO, IDA, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,370,250
		$8,548,326
Insured-Special Tax Revenue — 2.2%
$4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	$1,856,080

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$3,400	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$3,430,532
7,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,830,360
		$7,116,972
Insured-Transportation — 4.4%
$1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,024,400
1,930	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	2,261,246
1,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/35	1,565,130
1,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	1,551,015
1,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,551,015
1,635	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	1,465,957
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,898,500
		$14,317,263
Insured-Water and Sewer — 4.0%
$5,000	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	$5,076,600
8,260	New York, NY, Environmental Facilities Corp., (MBIA), 4.25%, 6/15/27	8,041,936
		$13,118,536
Nursing Home — 2.1%
$805	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$844,187
1,100	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	1,121,274
1,115	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	1,119,014
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	2,068,220
1,650	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	1,702,404
		$6,855,099
Other Revenue — 7.9%
$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(1)	$1,043,760
2,895	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(1)	3,124,429

See notes to financial statements

7

Eaton Vance Municipal Bond Fund as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	$1,318,430
6,180	Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/45	6,232,901
5,000	Golden Tobacco Securitization Corp., CA, Variable Rate, 6.294%, 6/1/33(1)(2)	6,129,450
1,000	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21(1)	1,080,490
2,800	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15(1)	2,881,312
1,000	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	1,018,270
1,500	Tobacco Settlement Financing Corp., NJ, Variable Rate, 9.184%, 6/1/39(1)(2)(6)	1,858,830
1,000	Tobacco Settlement Financing Corp., VA, Variable Rate, 6.611%, 6/1/37(1)(4)(6)	1,028,230
		$25,716,102
Senior Living / Life Care — 3.9%
$680	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$696,619
1,415	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	1,462,233
840	Bell County, TX, Health Facilities Authority, (Care Institute, Inc. - Texas), 9.00%, 11/1/24	849,047
3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	3,269,508
1,180	Grove City, PA, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	1,237,112
1,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,405,905
1,500	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	1,512,570
1,450	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	1,416,592
980	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(7)	756,609
		$12,606,195
Special Tax Revenue — 8.5%
$2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,645,650
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	825,090
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,498,885
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,258,388
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,055,480
2,000	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	2,127,720

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$1,500	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	$1,583,670
800	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	804,984
640	Jurupa, CA, Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	647,386
1,445	Lincoln, CA, Public Financing Authority, (Twelve Bridges), 6.20%, 9/2/25	1,517,163
4,970	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.00%, 7/1/28	5,510,438
25	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	26,342
3,150	New Jersey EDA, (Cigarette Tax), Variable Rate, 7.36%, 6/15/34(1)(2)	3,488,058
1,200	New York City, NY, Transitional Finance Authority, 4.75%, 11/1/23	1,226,592
2,485	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,502,171
1,000	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	1,088,320
		$27,806,337
Transportation — 0.4%
$1,200	Port Authority of New York and New Jersey, 5.375%, 3/1/28	$1,372,836
		$1,372,836
Total Tax-Exempt Investments — 98.8% (identified cost $300,524,455)		$321,763,838
Other Assets, Less Liabilities — 1.2%		$3,923,686
Net Assets — 100.0%		$325,687,524

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At December 31, 2005, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	21.3%
New York	10.1%
Others, representing less than 10% individually	67.4%

See notes to financial statements

8

Eaton Vance Municipal Bond Fund as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 33.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 12.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $43,661,831 or 13.4% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.

(5)  Defaulted bond.

(6)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(7)  Security is in default and making only partial interest payments.

See notes to financial statements

9

Eaton Vance Municipal Bond Fund as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at value (identified cost, $300,524,455)	$321,763,838
Cash	62,555
Receivable for investments sold	78,764
Receivable for Fund shares sold	593,776
Interest receivable	4,568,249
Receivable for daily variation margin on open financial futures contracts	207,250
Total assets	$327,274,432
Liabilities
Dividends payable	$535,476
Payable for Fund shares redeemed	427,002
Demand note payable	200,000
Payable to affiliate for distribution and service fees	181,784
Payable to affiliate for investment advisory fees	124,574
Payable to affiliate for Trustees' fees	4,258
Accrued expenses	113,814
Total liabilities	$1,586,908
Net assets	$325,687,524
Sources of Net Assets
Paid-in capital	$316,942,873
Accumulated net realized loss (computed on the basis of identified cost)	(11,122,865)
Net unrealized appreciation (computed on the basis of identified cost)	19,867,516
Total	$325,687,524
Class A Shares
Net Assets	$197,188,627
Shares Outstanding	20,120,576
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.80
Maximum Offering Price Per Share (100 ÷ 95.25 of $9.80)	$10.29
Class B Shares
Net Assets	$49,728,227
Shares Outstanding	5,108,073
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.74
Class I Shares
Net Assets	$78,770,670
Shares Outstanding	7,355,716
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.71
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Interest	$15,392,644
Total investment income	$15,392,644
Expenses
Investment adviser fee	$1,304,787
Trustees' fees and expenses	15,588
Distribution and service fees Class A	387,994
Class B	522,336
Custodian fee	153,366
Transfer and dividend disbursing agent fees	113,337
Legal and accounting services	68,034
Registration fees	63,979
Printing and postage	25,311
Miscellaneous	52,106
Total expenses	$2,706,838
Deduct — Reduction of custodian fee	$42,035
Total expense reductions	$42,035
Net expenses	$2,664,803
Net investment income	$12,727,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,744,523
Financial futures contracts	(6,421,488)
Net realized loss	$(4,676,965)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$4,528,495
Financial futures contracts	799,358
Net change in unrealized appreciation (depreciation)	$5,327,853
Net realized and unrealized gain	$650,888
Net increase in net assets from operations	$13,378,729

See notes to financial statements

10

Eaton Vance Municipal Bond Fund as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment income	$12,727,841	$12,139,588
Net realized loss from investment transactions and financial futures contracts	(4,676,965)	(1,606,441)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	5,327,853	(338,319)
Net increase in net assets from operations	$13,378,729	$10,194,828
Distributions to shareholders — From net investment income Class A	$(7,252,577)	$(5,895,973)
Class B	(2,080,356)	(2,807,643)
Class I	(3,688,056)	(4,379,257)
Total distributions to shareholders	$(13,020,989)	$(13,082,873)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$109,534,608	$39,141,439
Class B	4,488,209	5,439,840
Class I	12,369,122	4,414,958
Net asset value of shares issued to shareholders in payment of distributions declared Class A	3,787,043	2,828,502
Class B	1,200,327	1,655,517
Class I	2,070,122	2,421,356
Cost of shares redeemed Class A	(28,536,902)	(33,475,883)
Class B	(9,497,835)	(12,275,095)
Class I	(7,359,191)	(12,066,481)
Net asset value of shares exchanged Class A	585,108	1,824,339
Class B	(585,108)	(1,824,339)
Net increase (decrease) in net assets from Fund share transactions	$88,055,503	$(1,915,847)
Net increase (decrease) in net assets	$88,413,243	$(4,803,892)
Net Assets
At beginning of year	$237,274,281	$242,078,173
At end of year	$325,687,524	$237,274,281
Accumulated undistributed net investment income included in net assets
At end of year	$—	$330,259

See notes to financial statements

11

Eaton Vance Municipal Bond Fund as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended December 31,
	2005(1)	2004(1)	2003(1)	2002(1)	2001(1)(2)
Net asset value — Beginning of year	$9.780	$9.900	$9.720	$9.340	$9.370
Income (loss) from operations
Net investment income	$0.447	$0.515	$0.526	$0.522	$0.497
Net realized and unrealized gain (loss)	0.036	(0.081)	0.151	0.347	(0.040)
Total income from operations	$0.483	$0.434	$0.677	$0.869	$0.457
Less distributions
From net investment income	$(0.463)	$(0.554)	$(0.497)	$(0.489)	$(0.487)
Total distributions	$(0.463)	$(0.554)	$(0.497)	$(0.489)	$(0.487)
Net asset value — End of year	$9.800	$9.780	$9.900	$9.720	$9.340
Total Return(3)	5.04%	4.56%	7.17%	9.51%	4.96%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$197,189	$111,706	$102,526	$85,048	$68,124
Ratios (As a percentage of average daily net assets):
Expenses	0.89%	0.92%	0.89%	0.91%	0.93%
Expenses after custodian fee reduction	0.87%	0.91%	0.89%	0.91%	0.90%
Net investment income	4.56%	5.29%	5.42%	5.47%	5.27%
Portfolio Turnover	51%	36%	34%	21%	13%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.23% to 5.27%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

See notes to financial statements

12

Eaton Vance Municipal Bond Fund as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended December 31,
	2005(1)	2004(1)		2003(1)	2002(1)	2001(1)(2)
Net asset value — Beginning of year	$9.710	$9.830		$9.660	$9.280	$9.300
Income (loss) from operations
Net investment income	$0.378	$0.439		$0.450	$0.447	$0.433
Net realized and unrealized gain (loss)	0.039	(0.081)		0.142	0.348	(0.036)
Total income from operations	$0.417	$0.358		$0.592	$0.795	$0.397
Less distributions
From net investment income	$(0.387)	$(0.478)		$(0.422)	$(0.415)	$(0.417)
Total distributions	$(0.387)	$(0.478)		$(0.422)	$(0.415)	$(0.417)
Net asset value — End of year	$9.740	$9.710		$9.830	$9.660	$9.280
Total Return(3)	4.37%	3.97	%(4)	6.26%	8.72%	4.36%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$49,728	$54,016		$61,793	$57,347	$40,168
Ratios (As a percentage of average daily net assets):
Expenses	1.64%	1.67%		1.64%	1.66%	1.68%
Expenses after custodian fee reduction	1.62%	1.66%		1.64%	1.66%	1.65%
Net investment income	3.88%	4.54%		4.67%	4.71%	4.62%
Portfolio Turnover	51%	36%		34%	21%	13%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 4.58% to 4.62%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.21% due to a change in the timing of the reinvestment of distributions.

See notes to financial statements

13

Eaton Vance Municipal Bond Fund as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended December 31,
	2005(1)	2004(1)	2003(1)	2002(1)	2001(1)(2)
Net asset value — Beginning of year	$10.690	$10.810	$10.620	$10.200	$10.240
Income (loss) from operations
Net investment income	$0.521	$0.589	$0.602	$0.598	$0.570
Net realized and unrealized gain (loss)	0.032	(0.079)	0.159	0.383	(0.053)
Total income from operations	$0.553	$0.510	$0.761	$0.981	$0.517
Less distributions
From net investment income	$(0.533)	$(0.630)	$(0.571)	$(0.561)	$(0.557)
Total distributions	$(0.533)	$(0.630)	$(0.571)	$(0.561)	$(0.557)
Net asset value — End of year	$10.710	$10.690	$10.810	$10.620	$10.200
Total Return(3)	5.28%	4.91%	7.38%	9.84%	5.14%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$78,771	$71,552	$77,759	$82,600	$85,751
Ratios (As a percentage of average daily net assets):
Expenses	0.64%	0.67%	0.64%	0.66%	0.69%
Expenses after custodian fee reduction	0.62%	0.66%	0.64%	0.66%	0.66%
Net investment income	4.86%	5.54%	5.68%	5.73%	5.53%
Portfolio Turnover	51%	36%	34%	21%	13%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.50% to 5.53%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

See notes to financial statements

14

Eaton Vance Municipal Bond Fund as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund primarily invests in investment grade municipal obligations (those rated BBB, Baa or higher), but may also invest in lower rated obligations. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares generally are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. At December 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $10,670,913 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2008 ($2,939,035), December 31, 2010 ($1,640,161), December 31, 2012 ($4,662,312), and December 31, 2013 ($1,429,405).

Additionally, at December 31, 2005, the Fund had a net capital loss of $2,317,294 attributable to security transactions incurred after October 31, 2005. These capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2006.

D  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase and sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty.

15

Eaton Vance Municipal Bond Fund as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Put Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G  When-issued and Delayed Delivery Transactions — The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.
H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

K  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

M  Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of the securities sold.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are ordinarily paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same

16

Eaton Vance Municipal Bond Fund as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended December 31, 2005 and December 31, 2004 was as follows:

	Year Ended December 31,
	2005	2004
Distributions declared from:
Tax-exempt income	$12,945,284	$13,069,286
Ordinary income	$75,705	$13,587

During the year ended December 31, 2005, accumulated undistributed net investment income was decreased by $37,111, accumulated net realized loss was decreased by $51,669 and paid-in capital was decreased by $14,558 primarily due to differences in book and tax accounting for amortization and accretion on debt securities and market discount on disposal of securities. This change had no effect on the net assets or the net asset value per share.

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward	$(10,670,913)
Unrealized gain	$20,360,991
Other temporary differences	$(945,427)

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2005	2004
Sales	11,166,874	4,017,657
Issued to shareholders electing to receive payments of distributions in Fund shares	386,084	290,587
Redemptions	(2,913,963)	(3,429,487)
Exchange from Class B shares	59,562	183,642
Net increase	8,698,557	1,062,399
	Year Ended December 31,
Class B	2005	2004
Sales	460,904	560,584
Issued to shareholders electing to receive payments of distributions in Fund shares	123,145	170,672
Redemptions	(976,202)	(1,271,736)
Exchange to Class A shares	(59,950)	(184,696)
Net decrease	(452,103)	(725,176)
	Year Ended December 31,
Class I	2005	2004
Sales	1,154,396	414,396
Issued to shareholders electing to receive payments of distributions in Fund shares	193,085	227,731
Redemptions	(687,176)	(1,138,299)
Net increase (decrease)	660,305	(496,172)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at the monthly rate of 0.025% (0.300% per annum) of the average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM), as

17

Eaton Vance Municipal Bond Fund as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

compensation for management and investment advisory services rendered to the Fund. For the year ended December 31, 2005, the fee was equivalent to 0.46% of the Fund's average daily net assets for such period and amounted to $1,304,787. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the year ended December 31, 2005, EVM earned $7,911 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $65,144 and $617 from the Fund as its portion of the sales charge on sales of Class A and Class I shares, respectively, for the year ended December 31, 2005.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Service Plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Class B net assets. The Fund paid or accrued distribution fees of $391,752 for Class B shares to EVD for the year ended December 31, 2005, representing 0.75% of the average daily net assets for Class B shares. At December 31, 2005, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,521,000.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and /or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2005 amounted to $387,994 and $130,584 for Class A and Class B shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $4,500 and $136,000 of CDSC paid by Class A and Class B shareholders, respectively, for the year ended December 31, 2005.

7  Purchases and Sales of Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $224,166,869 and $144,989,636 respectively.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of

18

Eaton Vance Municipal Bond Fund as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At December 31, 2005, the Fund had a balance outstanding pursuant to this line of credit of $200,000. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2005.

9  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$300,030,980
Gross unrealized appreciation	$23,408,706
Gross unrealized depreciation	(1,675,848)
Net unrealized appreciation	$21,732,858

10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at December 31, 2005, is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/06	829 U.S Treasury Bond	Short	$(93,289,571)	$(94,661,438)	$(1,371,867)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

19

Eaton Vance Municipal Bond Fund as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Bond Fund (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) , including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Municipal Bond Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 17, 2006

20

Eaton Vance Municipal Bond Fund as of December 31, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2006 showed the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Fund designates 99.42% of dividends from net investment income as an exempt-interest dividend.

21

Eaton Vance Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Municipal Bond Fund (the "Fund") and its investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Fund advisory fees with those of comparable funds;

•  An independent report comparing the Fund's expense ratio to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the investment adviser's municipal bond portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Fund. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that

22

Eaton Vance Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the profit levels of the investment adviser and its affiliates in providing investment management and administration services for the Fund and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

23

Eaton Vance Municipal Bond Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Since 1991	Chairman, President and Chief Executive Officer of BMR, EVM and EV; Chairman and Chief Executive Officer of EVC; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Fund.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee since 1986 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2005). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

24

Eaton Vance Municipal Bond Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Since 1986	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President	Since 2002	Executive Vice President of EVM, BMR and EV; Chief Investment Officer of EVM and BMR and President and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 1995	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2005	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President	Since 2005	Assistant Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President	Since 2005	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President	Since 1999	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1998	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

25

Eaton Vance Municipal Bond Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Duncan W. Richardson 10/26/57	Vice President	Since 2001	Senior Vice President and Chief Equity Investment Officer of EVM and BMR and Executive Vice President of EVC. Officer of 51 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 31 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President	Since 2003	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

26

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Investment Adviser
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance Municipal Bond Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

279-2/06  MBSRC

Annual Report December 31, 2005

EATON VANCE
TAX FREE
RESERVES

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax Free Reserves as of December 31, 2005

INVESTMENT UPDATE

Investment Environment

•                  In 2005, the U.S. economy grew at a solid pace, with low to moderate inflation. U.S. Gross Domestic Product (GDP), the primary indicator of growth, expanded at a robust 4.1% rate in the third quarter of 2005 and an estimated 3.5% for the year. Unemployment, meanwhile, declined to 4.9% in December 2005 from 5.4% a year earlier.

•                  At its December 2005 meeting, the Federal Reserve Board (the Fed) increased short-term interest rates by 25 basis points (0.25%). This was the Fed’s 13th consecutive increase since June 2004, and it brought the Fed Funds target rate, a key short-term interest rate benchmark, to 4.25%. In past cycles, as the Fed has moved the rate higher, market forces have pushed intermediate and long yields higher as well. In the current cycle, however, yields on intermediate and long bonds have actually declined, causing a “flattening” of the yield curve (the yield curve is a graphical depiction of bond yields across all maturities).

•                  The decline in long-term interest rates, signifying surging demand for U.S. Treasuries, has been fueled, to a large degree, by foreign countries looking to invest their large cash reserves, as well as inflows from hedge funds. Mortgage rates, which are tied to long-term Treasury yields, have remained low, keeping the housing market strong for much of the year. After several strong years, however, the robust housing market began to soften as 2005 came to a close.

The Fund

•                  During the year ended December 31, 2005, shareholders of Eaton Vance Tax Free Reserves received $0.017 per share in income dividends.(1) The Fund’s total return for the same period was 1.67%.(2)

•                  Management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases, enabling it to reinvest more quickly and helping to increase the Fund’s income stream. While this strategy was beneficial during the period, as short-term interest rates continued to rise, maintaining an appropriate weighted average maturity and capturing higher yields as interest rates rise remains a challenge.

•                  During 2006, management intends to selectively look for opportunities to increase the Fund’s income by seeking potentially higher yields in the marketplace. However, it is unlikely that the significantincrease in short-term rates that occurred in 2005 will be repeated.

•                  Eaton Vance Tax Free Reserves invests principally in dollar-denominated, high-quality fixed-income securities, including bonds, notes and commercial paper, the interest from which is exempt from regular federal income tax.(1)

•                  The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services.(2)

•                  Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal income tax,(1) can be a sensible way to earn income, while seeking to preserve capital and maintain liquidity.(3)

(1)          A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state income tax.

(2)          Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (if any) with alldistributions reinvested. There is no sales charge.

(3)          An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has no sales charge.

Asset Allocation*

By net assets

Variable Rate Demand Obligations	91.4%
Revenue Notes/Bonds	7.4%
General Obligations Notes/Bonds	3.0%

*Asset allocation information may not be representative of the Fund’s current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Tax Free Reserves as of December 31, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 — December 31, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax Free Reserves

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(7/1/05)	(12/31/05)	(7/1/05 — 12/31/05)

Actual	$1,000.00	$1,009.60	$3.60
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,021.60	$3.62

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.71% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2005.

3

Eaton Vance Tax Free Reserves as of December 31, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.8%
Principal Amount (000's omitted)	Security	Value
General Obligation Notes / Bonds — 3.0%
$1,000	Michigan, Series A, 4.50%, 9/29/06	$1,008,958
		$1,008,958
Revenue Notes / Bonds — 7.4%
$1,500	New Jersey, Tax and Revenue Anticipation, Series A, 4.00%, 6/23/06	$1,508,609
1,000	Northampton County, PA, General Purpose Authority, (Lafayette College), 4.50%, 11/16/06	1,011,691
		$2,520,300
Variable Rate Demand Obligations — 91.4%
$1,500	California Department of Water Resource and Power Supply Revenue, (LOC: Lloyds TSB Bank PLC), 3.19%, 5/1/19	$1,500,000
500	Cherokee County, GA, Water and Sewer Authority, (MBIA), (SPA: Wachovia Bank N.A.), 3.54%, 8/1/23	500,000
1,000	Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility, (Playhouse Square Foundation), (LOC: Fifth Third Bank), 3.52%, 11/15/34	1,000,000
1,220	Colorado Educational and Cultural Facility Authority, (YMCA Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 3.53%, 7/1/18	1,220,000
1,500	Connecticut HEFA, (Bradley Health Care), (LOC: Bank of America), 3.47%, 7/1/29	1,500,000
1,000	Connecticut HEFA, (University of Hartford), (LOC: Citizens Bank of Rhode Island), 3.51%, 7/1/34	1,000,000
200	Delaware Valley, PA, Regional Finance Authority, Series A, (LOC: National Australia Bank), 3.50%, 12/1/17	200,000
700	Delaware Valley, PA, Regional Finance Authority, Series A, (LOC: National Australia Bank), 3.50%, 12/1/20	700,000
600	Delaware Valley, PA, Regional Finance Authority, Series C, (LOC: National Australia Bank), 3.50%, 12/1/20	600,000
1,000	Detroit, MI, Water Supply System, Series B, (FGIC), (SPA: Dexia Credit Local), 3.55%, 7/1/35	1,000,000
500	East Bay, CA, Municipal Utility District Water System Revenue, (XLCA), (SPA: Dexia Credit Local), 3.45%, 6/1/38	500,000
1,000	Farmington, NM, Pollution Control Revenue, Series C, AMT, (Arizona Public Service Co.), (LOC: Barclays Bank PLC), 3.77%, 9/1/24	1,000,000
500	Galveston, TX, Industrial Development Corp., AMT, (Mitchell Industries), (LOC: Bank One Texas N.A.), 3.65%, 9/1/13	500,000
1,245	Illinios, (FSA), (SPA: Wachovia Bank N.A.), 3.54%, 12/1/24	1,245,000
1,000	Illinois Development Finance Authority, Series C, (Provena Health), (MBIA), (SPA: Bank One N.A.), 3.48%, 5/1/28	1,000,000

Principal Amount (000's omitted)	Security	Value
Variable Rate Demand Obligations (continued)
$1,500	Illinois Finance Authority Industrial Development Revenue, (Barton Manufacturing, Inc.), AMT, (LOC: National City Bank), 3.65%, 11/1/18	$1,500,000
1,000	Illinois Finance Authority, (Northwestern University), 3.55%, 12/1/34	1,000,000
1,000	Jefferson County, AL, Sewer Revenue, (XLCA), (SPA: State Street B&T Co.), 3.52%, 2/1/42	1,000,000
525	Metropolitan Government of Nashville and Davidson County, TN, IDR, (Dixie Graphics, Inc.), (LOC: SunTrust Bank), 3.55%, 5/1/09	525,000
1,000	New York, NY, (CIFG), (SPA: DEPFA Bank PLC), 3.51%, 8/15/29	1,000,000
1,000	North Carolina Capital Facility Finance Agency, (Wake Forest University), 3.49%, 1/1/18	1,000,000
400	Ohio Higher Educational Facility Commission, (John Carroll University), (LOC: Allied Irish Bank PLC), 3.55%, 11/15/31	400,000
900	Pasadena, TX, School District, (SPA: Bank of America N.A.), (PSF Guaranteed), 3.51%, 8/15/26	900,000
500	Paulding County, OH, Solid Waste Disposal, (Lafarge Corp.), AMT, (LOC: Bayerische Landesbank), 3.75%, 8/1/26	500,000
975	Pennsylvania Turnpike Commission, (Oil Franchise), (AMBAC), (Liq: Salomon Smith Barney), 3.55%, 12/15/15	975,000
520	Port Seattle, WA, AMT, (FGIC), (Liq: Citibank N.A.), 3.51%, 4/1/16	520,000
1,400	Private Colleges and Universities Authority, GA, (Emory University), 3.48%, 9/1/35	1,400,000
1,300	South Barrington, IL, (Cook County), (LOC: Harris Trust & Savings Bank), 3.58%, 12/1/27	1,300,000
1,000	Travis County, TX, Housing Finance Corp., (Multi-Family Housing), (Travis Apartments), (Liq: FNMA), 3.51%, 2/15/34	1,000,000
1,300	University of Pittsburgh of the Commonwealth System of Higher Education, PA, (University of PA), (SPA: DEPFA Bank PLC), 3.48%, 9/15/24	1,300,000
1,000	Utah Building Ownership Authority, (Facilities Master Lease), (LOC: Landesbank Hessen), 3.55%, 5/15/22	1,000,000
1,000	Washington Housing Finance Commission, (Seattle Art Museum), (LOC: Allied Irish Bank PLC), 3.75%, 7/1/33	1,000,000
860	West Memphis, AR, Public Facility Board, AMT, (West Memphis Meadows 98 Apts.), (FHLMC), 3.60%, 12/1/34	860,000
500	Westminster, MD, Economic Development Revenue, (Carroll Lutheran Village), (LOC: Citizens Bank of PA), 3.75%, 5/1/34	500,000
		$31,145,000
Total Tax-Exempt Investments — 101.8% (cost $34,674,258)(1)		$34,674,258
Other Assets, Less Liabilities — (1.8)%		$(616,397)
Net Assets — 100.0%		$34,057,861

See notes to financial statements

4

Eaton Vance Tax Free Reserves as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

IDR - Industrial Development Revenue

LOC - Letter of Credit

Liq - Liquidity Provider

MBIA - Municipal Bond Insurance Association

PSF - Permanent School Fund

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance, Inc.

The stated interest rate on variable rate demand obligations represents the rate in effect at December 31, 2005.

At December 31, 2005, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Illinois  17.8%

Pennsylvania  14.1%

Others, representing less than 10% individually  69.9%

At December 31, 2005, the concentration of the Fund's investments in the various industries, determined as a percentage of net assets, is as follows:

Education  20.9%

Industrial Development Revenue  14.8%

General Obligations  13.9%

Other Revenue  10.9%

Others, representing less than 10% individually  41.3%

(1)  Cost for federal income taxes is the same.

See notes to financial statements

5

Eaton Vance Tax Free Reserves as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at amortized cost	$34,674,258
Cash	71,854
Receivable for Fund shares sold	16,307
Interest receivable	130,049
Total assets	$34,892,468
Liabilities
Payable for Fund shares redeemed	$745,318
Dividends payable	56,139
Payable to affiliate for investment advisory fees	16,162
Payable to affiliate for Trustees' fees	470
Accrued expenses	16,518
Total liabilities	$834,607
Net Assets for 34,075,644 shares of beneficial interest outstanding	$34,057,861
Sources of Net Assets
Paid-in capital	$34,058,097
Accumulated net realized loss (computed on the basis of identified cost)	(236)
Total	$34,057,861
Shares of Beneficial Interest Outstanding
34,075,644
Net Asset Value, Offering Price and Redemption Price Per Share
($34,057,861 ÷ 34,075,644 shares of beneficial interest outstanding)	$1.00

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Interest	$811,049
Total investment income	$811,049
Expenses
Investment adviser fee	$168,304
Trustees' fees and expenses	1,726
Custodian fee	35,568
Legal and accounting services	31,672
Registration fees	25,403
Printing and postage	7,800
Transfer and dividend disbursing agent fees	5,061
Miscellaneous	10,080
Total expenses	$285,614
Deduct — Reduction of custodian fee	$35,568
Reduction of investment adviser fee	9,823
Total expense reductions	$45,391
Net expenses	$240,223
Net investment income	$570,826
Net increase in net assets from operations	$570,826

See notes to financial statements

6

Eaton Vance Tax Free Reserves as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment income	$570,826	$144,059
Net realized loss from investment transactions	—	(127)
Net increase in net assets from operations	$570,826	$143,932
Distributions to shareholders — From net investment income	$(570,826)	$(144,059)
Total distributions to shareholders	$(570,826)	$(144,059)
Transactions in shares of beneficial interest Net asset value of $1.00 per share — Proceeds from sale of shares	$77,348,986	$63,791,369
Net asset value of shares issued to shareholders in payment of distributions declared	154,803	51,962
Cost of shares redeemed	(69,039,589)	(67,768,188)
Net increase (decrease) in net assets from Fund share transactions	$8,464,200	$(3,924,857)
Net increase (decrease) in net assets	$8,464,200	$(3,924,984)
Net Assets
At beginning of year	$25,593,661	$29,518,645
At end of year	$34,057,861	$25,593,661

See notes to financial statements

7

Eaton Vance Tax Free Reserves as of December 31, 2005

FINANCIAL STATEMENTS

Financial Highlights

	Year Ended December 31,
	2005	2004	2003	2002	2001
Net asset value — Beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations
Net investment income	$0.017	$0.005	$0.004	$0.008	$0.021
Less distributions
From net investment income	$(0.017)	$(0.005)	$(0.004)	$(0.008)	$(0.021)
Total distributions	$(0.017)	$(0.005)	$(0.004)	$(0.008)	$(0.021)
Net asset value — End of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(1)	1.67%	0.51%	0.44%	0.81%	2.20%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$34,058	$25,594	$29,519	$29,265	$32,355
Ratios (As a percentage of average daily net assets):
Net expenses	0.82%	0.83%	0.77%	0.85%	0.75%
Net expenses after custodian fee reduction	0.71%	0.73%	0.67%	0.74%	0.66%
Net investment income	1.69%	0.50%	0.43%	0.81%	2.18%

†  The operating expenses of the Fund may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.85%	0.83%	0.78%	0.79%
Expenses after custodian fee reduction	0.74%	0.73%	0.68%	0.70%
Net investment income	1.66%	0.50%	0.42%	2.13%
Net investment income per share	$0.017	$0.005	$0.004	$0.021

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

8

Eaton Vance Tax Free Reserves as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to provide as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Security Valuation — The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Interest Income — Interest income consists of interest accrued, adjusted for amortization of any premium or accretion of any discount, accrued ratably to the date of maturity or call.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $236, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2011 ($109), and on December 31, 2012 ($127). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for shareholders.

D  Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

F  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of

9

Eaton Vance Tax Free Reserves as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for capital gains relating to distributions are reclassified to paid-in capital.

The tax character of the distributions declared for the years ended December 31, 2005 and December 31, 2004 was as follows:

	Year Ended December 31, 2005	Year Ended December 31, 2004
Distributions declared from:
Tax-exempt income	$569,146	$144,059
Ordinary income	1,680	—

During the year ended December 31, 2005, accumulated net realized loss was decreased by $1,479 and paid-in capital was decreased by $1,479 primarily due to differences between book and tax accounting for capital losses. This change had no effect on the net assets or the net asset value per share.

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforwards	$(236)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average daily net assets. For the year ended December 31, 2005, the fee amounted to $168,304. Pursuant to a voluntary fee waiver, EVM waived $9,823 of its investment adviser fee for the year ended December 31, 2005. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2005, EVM earned $423 in sub-transfer agent fees. Certain officers and Trustees of the Fund are officers of the above organization.

4  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2005.

6  Purchases and Sales of Investments

The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $75,810,532 and $66,450,000, respectively, for the year ended December 31, 2005.

10

Eaton Vance Tax Free Reserves as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Eaton Vance Tax Free Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax Free Reserves, a series of Eaton Vance Mutual Funds Trust, (the "Fund") at December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2006

11

Eaton Vance Tax Free Reserves as of December 31, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2006 showed the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Fund designates 99.71% of dividends from net investment income as an exempt-interest dividend.

12

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Tax Free Reserves (the "Fund") and its investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and action taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described herein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Special Committee noted the experience of the investment professionals and other personnel who would provide services under the investment advisory agreement. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund

13

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund, the expense ratio of the Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Fund, including the profit margins of the investment adviser in comparison with available industry data. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. The Special Committee also noted a voluntary advisory fee waiver for the Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also concluded that, in light of the size of the Fund and the level of profitability to the adviser, the adviser and its affiliates are not realizing material economies of scale that warrant the implementation of breakpoints at this time.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structures, is in the interests of shareholders.

14

Eaton Vance Tax Free Reserves

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corporation, "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Since 1991	Chairman, President and Chief Executive Officer of BMR, EVM and EV; Chairman and Chief Executive Officer of EVC; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee and Chiarman of the Board	Trustee of the Trust since 1986 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2005). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001)	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

15

Eaton Vance Tax Free Reserves

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Norton H. Reamer 9/21/35	Trustee	Since 1986	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President	Since 2002	Executive Vice President of EVM, BMR and EV; Chief Investment Officer of EVM and BMR and President and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 1995	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2005	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President	Since 2005	Assistant Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President	Since 2005	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President	Since 1999	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1998	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

16

Eaton Vance Tax Free Reserves

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 10/26/57	Vice President	Since 2001	Senior Vice President and Chief Equity Investment Officer of EVM and BMR and Executive Vice President of EVC. Officer of 51 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 31 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President	Since 2003	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

17

Investment Adviser
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

125 High Street

Boston, MA 02110

Eaton Vance Tax Free Reserves

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

277-2/06  TRSRC

Annual Report December 31, 2005

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.1

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund

Performance for the Past Year

•                  For the year ended December 31, 2005, Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) Class A shares had a total return of 4.29%. This return was the result of an increase in net asset value (NAV) per share to $23.31 on December 31, 2005, from $22.55 on December 31, 2004, and the reinvestment of $0.209 per share in dividend income.(1)

•                  The Fund’s Class B shares had a total return of 3.48% during the same period, the result of an increase in NAV per share to $22.17 on December 31, 2005, from $21.43 on December 31, 2004, and the reinvestment of $0.006 per share in dividend income.(1)

•                  The Fund’s Class C shares had a total return of 3.50% during the same period, the result of an increase in NAV per share to $21.24 on December 31, 2005, from $20.56 on December 31, 2004, and the reinvestment of $0.040 per share in dividend income.(1)

•                  The Fund’s Class I shares had a total return of 4.52% during the same period, the result of an increase in NAV per share to $21.99 on December 31, 2005, from $21.29 on December 31, 2004, and the reinvestment of $0.264 per share in dividend income.(1) The Class I NAV for December 31, 2004 has been restated to reflect the effect of a reverse stock split effective on November 11, 2005.

•                  The Fund’s Class S shares had a total return of 4.43% during the same period, the result of an increase in NAV per share to $23.47 on December 31, 2005, from $22.68 on December 31, 2004, and the reinvestment of $0.217 per share in dividend income.(1)

•                  For comparison, the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance – had a total return of 4.91% for the same period.(2)

See pages 4 and 5 for more performance information, including after-tax returns.

Management Discussion

•                  A late year surge helped the stock market conclude 2005 on a positive note, locking in its third consecutive annual gain. The S&P 500 Index had a positive, albeit modest, total return for the year, despite investor angst over rising interest rates, record-level energy prices and a flattening yield curve.(2) These factors were offset by resilient consumer spending and healthy corporate profits. Double-digit growth in dividend payouts and share buybacks, coupled with continued strength in merger and acquisition activity, provided additional support for equities.

•                  For the year, energy and utilities were the top performing sectors in the S&P 500 Index.(2) The energy sector was up 31% in 2005 and the utility sector rose 16% for the same period. In contrast, each of the eight remaining sectors in the S&P 500 Index recorded single-digit or negative returns.(2) The more growth-oriented consumer discretionary, telecommunications and technology sectors were the worst performers for the year. Also, small- and mid-capitalization stocks outperformed large-cap stocks.

•                  The Fund invests in Tax-Managed Growth Portfolio (the Portfolio), which invests on a long-term basis in a broadly diversified portfolio of primarily common stocks of growth companies. The Portfolio remained overweighted in the industrials and energy sectors, while continuing to underweight the technology, telecommunication and utilities sectors. The Portfolio’s energy emphasis was positive, as stocks there advanced on record-high commodity prices. Financials also experienced solid gains in 2005, and the Fund’s performance benefited from the Portfolio’s overweighting of capital markets and insurance and de-emphasis of mortgage finance stocks. Telecommunications stocks continued to struggle through the year, and our underweighted position was beneficial to returns.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I and Class S shares are offered to certain investors at net asset value.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

•                  The Portfolio’s worst performance came from the industrials and information technology sectors. Capacity and pricing issues plagued information technology holdings, and investments within computers and peripherals and service stocks were notable underperformers. An overweighting in lagging machinery and building product stocks within the industrials sector was also detrimental to performance. In addition, de-emphasis of the slower-growth, high-dividend-yielding areas, such as utilities, also detracted from returns, as investors favored these defensive investments for much of 2005.

•                  As always, we thank you for your continued confidence and participation in the Fund.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Ten Largest Holdings *

By net assets

General Electric Co.	2.46%
Procter & Gamble Co.	2.16
Burlington Resources Inc.	1.96
Exxon Mobil Corp.	1.94
Pepsico Inc.	1.93
American International Group	1.85
Amgen Inc.	1.79
BP PLC Spons ADR	1.69
Intel Corp.	1.40
United Parcel Service, Inc.	1.28

Common Stock Investments by Sector **

By net assets

Financials	22.90%
Industrials	14.96%
Consumer Staples	12.12%
Consumer Discretionary	12.10%
Health Care	11.72%
Energy	11.34%
Information Technology	10.76%
Telecommunication Services	1.92%
Materials	1.43%
Utilities	0.46%

*                 Ten Largest Holdings represented 18.46% of Portfolio net assets as of December 31, 2005. Holdings are subject to change due to active management.

**          Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

FUND PERFORMANCE

The line graphs and table set forth below provide information about the Fund’s performance. The line graphs compare the performance of Class A and Class B of the Fund with that of the S&P 500 Index, a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance. The lines on the graphs represent the total returns of hypothetical investments of $10,000 in each of Class A, Class B, and the S&P 500 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance*	Class A	Class B	Class C	Class I	Class S
Average Annual Total Returns (at net asset value)
One Year	4.29%	3.48%	3.50%	4.52%	4.43%
Five Years	0.30%	-0.45%	-0.46%	0.65%	0.44%
Life of Fund†	9.32%	8.51%	8.36%	2.01%	2.02%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.72%	-1.52%	2.50%	4.52%	4.43%
Five Years	-0.88%	-0.85%	-0.46%	0.65%	0.44%
Life of Fund†	8.66%	8.51%	8.36%	2.01%	2.02%

†Inception Dates – Class A and Class B: 3/28/96; Class C: 8/2/96; Class I: 7/2/99; Class S: 5/14/99

*                 Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Class I and Class S shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

**          Source: Thomson Financial. Class A and Class B of the Fund commenced investment operations on 3/28/96. A $10,000 hypothetical investment at net asset value in Class C shares on 8/2/96, Class I shares on 7/2/99, and Class S shares on 5/14/99 would have been valued at $21,306, $11,383, and $11,424, respectively, on 12/31/05. It is not possible to invest directly in an Index. The Index’s total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended December 31, 2005)

Returns at Net Asset Value (NAV) Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	4.29%	0.30%	9.32%
Return After Taxes on Distributors	4.15%	0.24%	9.28%
Return After Taxes on Distributors and Sale of Fund Shares	2.97%	0.26%	8.30%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-1.72%	-0.88%	8.66%
Return After Taxes on Distributors	-1.86%	-0.94%	8.61%
Return After Taxes on Distributors and Sale of Fund Shares	-0.95%	-0.75%	7.69%

Average Annual Total Returns
(For the periods ended December 31, 2005)

Returns at Net Asset Value (NAV) Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	3.48%	-0.45%	8.51%
Return After Taxes on Distributors	3.48%	-0.45%	8.51%
Return After Taxes on Distributors and Sale of Fund Shares	2.27%	-0.38%	7.56%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-1.52%	-0.85%	8.51%
Return After Taxes on Distributors	-1.52%	-0.85%	8.51%
Return After Taxes on Distributors and Sale of Fund Shares	-0.98%	-0.72%	7.56%

Average Annual Total Returns
(For the periods ended December 31, 2005)

Returns at Net Asset Value (NAV) Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	3.50%	-0.46%	8.36%
Return After Taxes on Distributors	3.47%	-0.47%	8.36%
Return After Taxes on Distributors and Sale of Fund Shares	2.31%	-0.39%	7.42%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	2.50%	-0.46%	8.36%
Return After Taxes on Distributors	2.47%	-0.47%	8.36%
Return After Taxes on Distributors and Sale of Fund Shares	1.66%	-0.39%	7.42%

Average Annual Total Returns
(For the periods ended December 31, 2005)

Returns at Net Asset Value (NAV) Class I)

	One Year	Five Years	Life of Fund
Return Before Taxes	4.52%	0.65%	2.01%
Return After Taxes on Distributors	4.34%	0.53%	1.92%
Return After Taxes on Distributors and Sale of Fund Shares	3.19%	0.55%	1.72%

Returns at Net Asset Value (NAV) Class S)

	One Year	Five Years	Life of Fund
Return Before Taxes	4.43%	0.44%	2.02%
Return After Taxes on Distributors	4.29%	0.37%	1.97%
Return After Taxes on Distributors and Sale of Fund Shares	3.07%	0.37%	1.73%

Class A and Class B of the Fund commenced investment operations on 3/28/96, Class C commenced operations on 8/2/96, Class I commenced operations on 7/2/99, and Class S commenced operations on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 – December 31, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (7/1/05)	Ending Account Value (12/31/05)	Expenses Paid During Period* (7/1/05 – 12/31/05)

Actual
Class A	$1,000.00	$1,060.70	$4.31
Class B	$1,000.00	$1,057.00	$8.24
Class C	$1,000.00	$1,057.10	$8.19
Class I	$1,000.00	$1,062.20	$3.01
Class S	$1,000.00	$1,062.10	$3.48

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.23
Class B	$1,000.00	$1,017.20	$8.08
Class C	$1,000.00	$1,017.20	$8.03
Class I	$1,000.00	$1,022.30	$2.96
Class S	$1,000.00	$1,021.80	$3.41

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class A shares, 1.59% for Class B shares, 1.58% for Class C shares, 0.58% for Class I shares, and 0.67% for Class S shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $1,019,376,702)	$3,183,407,876
Receivable for Fund shares sold	232,915
Total assets	$3,183,640,791
Liabilities
Payable for Fund shares redeemed	$5,387,835
Payable to affiliate for distribution and service fees	3,081,298
Payable to affiliate for Trustees' fees	2,025
Other accrued expenses	1,071,225
Total liabilities	$9,542,383
Net Assets	$3,174,098,408
Sources of Net Assets
Paid-in capital	$1,702,570,896
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(692,782,170)
Accumulated undistributed net investment income	278,508
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	2,164,031,174
Total	$3,174,098,408
Class A Shares
Net Assets	$1,097,718,790
Shares Outstanding	47,087,758
Net Asset Value and Redemption Price Per Share (net assets + shares of beneficial interest outstanding)	$23.31
Maximum Offering Price Per Share (100 ÷ 94.25 of $23.31)	$24.73
Class B Shares
Net Assets	$1,408,499,297
Shares Outstanding	63,519,980
Net Asset Value, Offering Price and Redemption Price Per Share (net assets + shares of beneficial interest outstanding)	$22.17
Class C Shares
Net Assets	$634,289,507
Shares Outstanding	29,869,272
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$21.24
Class I Shares
Net Assets	$644,442
Shares Outstanding	29,311
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$21.99
Class S Shares
Net Assets	$32,946,372
Shares Outstanding	1,403,819
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.47
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $711,249)	$57,433,356
Interest allocated from Portfolio	325,950
Expenses allocated from Portfolio	(15,229,039)
Net investment income from Portfolio	$42,530,267
Expenses
Trustees' fees and expenses	$4,533
Distribution and service fees
Class A	2,550,389
Class B	16,776,424
Class C	6,716,693
Class S	64,429
Transfer and dividend disbursing agent fees	3,634,789
Printing and postage	317,950
Legal and accounting services	249,593
Registration fees	89,930
Custodian fee	31,999
Miscellaneous	103,675
Total expenses	$30,540,404
Net investment income	$11,989,863
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(162,494,055)
Securities sold short	(5,952,948)
Foreign currency transactions	(9,158)
Net realized loss	$(168,456,161)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$262,087,315
Securities sold short	5,163,589
Foreign currency	(37,069)
Net change in unrealized appreciation (depreciation)	$267,213,835
Net realized and unrealized gain	$98,757,674
Net increase in net assets from operations	$110,747,537

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment income	$11,989,863	$10,284,062
Net realized loss from investment transactions, securities sold short and foreign currency transactions	(168,456,161)	(129,118,192)
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	267,213,835	435,736,375
Net increase in net assets from operations	$110,747,537	$316,902,245
Distributions to shareholders — From net investment income Class A	$(9,808,986)	$(8,234,185)
Class B	(364,224)	(838,654)
Class C	(1,187,211)	(914,518)
Class I	(7,699)	(15,675)
Class S	(304,421)	(286,202)
Total distributions to shareholders	$(11,672,541)	$(10,289,234)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$14,148,781	$24,144,109
Class B	10,791,658	19,207,252
Class C	10,646,632	14,965,506
Class I	43,057	63,850
Net asset value of shares issued to shareholders in payment of distributions declared Class A	8,026,244	6,838,508
Class B	289,604	661,263
Class C	865,142	666,097
Class I	3,332	5,655
Class S	31,060	52,476
Cost of shares redeemed Class A	(226,726,612)	(197,074,531)
Class B	(394,301,040)	(386,649,026)
Class C	(141,044,527)	(149,724,519)
Class I	(128,004)	(86,082)
Class S	(2,321,325)	(3,980,540)
Net asset value of shares exchanged Class A	243,804,384	127,057,392
Class B	(243,804,384)	(127,057,392)
Net decrease in net assets from Fund share transactions	$(719,675,998)	$(670,909,982)
Net decrease in net assets	$(620,601,002)	$(364,296,971)
Net Assets
At beginning of year	$3,794,699,410	$4,158,996,381
At end of year	$3,174,098,408	$3,794,699,410
Accumulated undistributed net investment income included in net assets
At end of year	$278,508	$30,406

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended December 31,
	2005		2004	2003	2002	2001
Net asset value — Beginning of year	$22.550		$20.800	$16.920	$21.100	$23.440
Income (loss) from operations
Net investment income(1)	$0.197		$0.175	$0.120	$0.091	$0.062
Net realized and unrealized gain (loss)	0.772		1.757	3.836	(4.271)	(2.402)
Total income (loss) from operations	$0.969		$1.932	$3.956	$(4.180)	$(2.340)
Less distributions
From net investment income	$(0.209)		$(0.182)	$(0.076)	$—	$—
Total distributions	$(0.209)		$(0.182)	$(0.076)	$—	$—
Net asset value — End of year	$23.310		$22.550	$20.800	$16.920	$21.100
Total Return(2)	4.29%		9.30%	23.39%	(19.81)%	(9.98)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,097,719		$1,024,002	$982,531	$958,625	$1,526,735
Ratios (As a percentage of average daily net assets):
Expenses(3)	0.83	%†	0.80%†	0.85%	0.81%	0.79%
Expenses after custodian fee reduction(3)	0.83	%†	0.80%†	—	—	—
Net investment income	0.87	%†	0.82%†	0.66%	0.48%	0.29%
Portfolio Turnover of the Portfolio	0	%(4)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Amounts to less than 1%.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended December 31,
	2005		2004	2003	2002	2001
Net asset value — Beginning of year	$21.430		$19.760	$16.130	$20.270	$22.690
Income (loss) from operations
Net investment income (loss)(1)	$0.025		$0.012	$(0.016)	$(0.048)	$(0.095)
Net realized and unrealized gain (loss)	0.721		1.667	3.646	(4.092)	(2.325)
Total income (loss) from operations	$0.746		$1.679	$3.630	$(4.140)	$(2.420)
Less distributions
From net investment income	$(0.006)		$(0.009)	$—	$—	$—
Total distributions	$(0.006)		$(0.009)	$—	$—	$—
Net asset value — End of year	$22.170		$21.430	$19.760	$16.130	$20.270
Total Return(2)	3.48%		8.50%	22.50%	(20.42)%	(10.67)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,408,499		$1,991,318	$2,321,779	$2,217,673	$3,381,103
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.58	%†	1.55%†	1.60%	1.56%	1.54%
Expenses after custodian fee reduction(3)	1.58	%†	1.55%†	—	—	—
Net investment income (loss)	0.12	%†	0.06%†	(0.09)%	(0.27)%	(0.46)%
Portfolio Turnover of the Portfolio	0	%(4)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Amounts to less than 1%.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Year Ended December 31,
	2005		2004	2003	2002	2001
Net asset value — Beginning of year	$20.560		$18.970	$15.490	$19.460	$21.800
Income (loss) from operations
Net investment income (loss)(1)	$0.024		$0.013	$(0.015)	$(0.046)	$(0.092)
Net realized and unrealized gain (loss)	0.696		1.602	3.495	(3.924)	(2.248)
Total income (loss) from operations	$0.720		$1.615	$3.480	$(3.970)	$(2.340)
Less distributions
From net investment income	$(0.040)		$(0.025)	$—	$—	$—
Total distributions	$(0.040)		$(0.025)	$—	$—	$—
Net asset value — End of year	$21.240		$20.560	$18.970	$15.490	$19.460
Total Return(2)	3.50%		8.52%	22.47%	(20.40)%	(10.73)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$634,290		$744,512	$818,715	$787,374	$1,228,899
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.58	%†	1.55%†	1.60%	1.56%	1.54%
Expenses after custodian fee reduction(3)	1.58	%†	1.55%†	—	—	—
Net investment income (loss)	0.12	%†	0.07%†	(0.09)%	(0.27)%	(0.46)%
Portfolio Turnover of the Portfolio	0	%(4)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Amounts to less than 1%.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended December 31,
	2005(1)		2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of year	$21.290		$19.860	$16.130	$20.060	$22.130
Income (loss) from operations
Net investment income(2)	$0.238		$0.219	$0.159	$0.133	$0.110
Net realized and unrealized gain (loss)	0.726		1.685	3.665	(4.063)	(2.180)
Total income (loss) from operations	$0.964		$1.904	$3.824	$(3.930)	$(2.070)
Less distributions
From net investment income	$(0.264)		$(0.474)	$(0.094)	$—	$—
Total distributions	$(0.264)		$(0.474)	$(0.094)	$—	$—
Net asset value — End of year	$21.990		$21.290	$19.860	$16.130	$20.060
Total Return(3)	4.52%		9.58%	23.76%	(19.62)%	(9.35)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$644		$709	$679	$575	$720
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.58	%†	0.55%†	0.60%	0.56%	0.54%
Expenses after custodian fee reduction(4)	0.58	%†	0.55%†	—	—	—
Net investment income	1.12	%†	1.08%†	0.91%	0.75%	0.55%
Portfolio Turnover of the Portfolio	0	%(5)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Per share data have been restated to reflect the effects of a 1-for-0.4979060 reverse stock split effective on November 11, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Amounts to less than 1%.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class S
	Year Ended December 31,
	2005		2004	2003	2002	2001
Net asset value — Beginning of year	$22.680		$20.880	$16.970	$21.150	$23.470
Income (loss) from operations
Net investment income(1)	$0.235		$0.211	$0.144	$0.111	$0.090
Net realized and unrealized gain (loss)	0.772		1.779	3.857	(4.291)	(2.410)
Total income (loss) from operations	$1.007		$1.990	$4.001	$(4.180)	$(2.320)
Less distributions
From net investment income	$(0.217)		$(0.190)	$(0.091)	$—	$—
Total distributions	$(0.217)		$(0.190)	$(0.091)	$—	$—
Net asset value — End of year	$23.470		$22.680	$20.880	$16.970	$21.150
Total Return(2)	4.43%		9.54%	23.58%	(19.76)%	(9.88)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$32,946		$34,158	$35,292	$34,713	$47,802
Ratios (As a percentage of average daily net assets):
Expenses(3)	0.66	%†	0.64%†	0.71%	0.71%	0.66%
Expenses after custodian fee reduction(3)	0.66	%†	0.64%†	—	—	—
Net investment income	1.04	%†	0.99%†	0.79%	0.59%	0.42%
Portfolio Turnover of the Portfolio	0	%(4)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Amounts to less than 1%.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (16.7% at December 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income — The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $218,109,485 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2009 ($118,520,813) and December 31, 2010 ($99,588,672).

E Expense Reduction — Investors Bank & Trust Company (IBT) serves as a custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on average daily cash balances the Fund or the Portfolio maintains with IBT. For the year ended December 31, 2005, there were no credit balances used to reduce the Fund's custodian fee.

F Other — Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

G Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses.

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders

The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended December 31, 2005 and December 31, 2004 was as follows:

	Year Ended December 31,
	2005	2004
Distributions declared from:
Ordinary income	$11,672,541	$10,289,234

During the year ended December 31, 2005, accumulated paid-in capital was decreased by $87,365,892, accumulated undistributed net investment income was decreased by $69,220, and accumulated net realized loss was decreased by $87,435,112 primarily due to differences between book and tax accounting treatment of foreign currency gain (loss) and redemptions in-kind. This change had no effect on the net assets or the net asset value per share.

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforwards	$(218,109,485)
Unrealized appreciation	$1,689,367,759
Accumulated undistributed net investment income	$269,248

3 Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2005	2004
Sales	629,109	1,137,659
Issued to shareholders electing to receive payments of distributions in Fund shares	340,818	305,284
Redemptions	(10,066,758)	(9,278,071)
Exchange from Class B shares	10,784,321	6,001,886
Net increase (decrease)	1,687,490	(1,833,242)
	Year Ended December 31,
Class B	2005	2004
Sales	506,635	955,057
Issued to shareholders electing to receive payments of distributions in Fund shares	12,923	31,060
Redemptions	(18,508,312)	(19,227,239)
Exchange to Class A shares	(11,397,988)	(6,340,627)
Net decrease	(29,386,742)	(24,581,749)
	Year Ended December 31,
Class C	2005	2004
Sales	521,903	773,069
Issued to shareholders electing to receive payments of distributions in Fund shares	40,314	32,620
Redemptions	(6,907,268)	(7,747,474)
Net decrease	(6,345,051)	(6,941,785)

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

	Year Ended December 31,
Class I	2005(1)	2004(1)
Sales	2,036	3,074
Issued to shareholders electing to receive payments of distributions in Fund shares	150	267
Redemptions	(6,190)	(4,232)
Net decrease	(4,004)	(891)
	Year Ended December 31,
Class S	2005	2004
Issued to shareholders electing to receive payments of distributions in Fund shares	1,310	2,330
Redemptions	(103,772)	(185,951)
Net decrease	(102,462)	(183,621)

(1)  Transactions have been restated to reflect the effects of a 1-for-0.4979060 reverse stock split effective on November 11, 2005.

4 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on actual expenses incurred by EVM for the performance of these services. For the year ended December 31, 2005, EVM earned $219,304 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2005, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $40,369 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2005.

Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5 Distribution and Service Plan

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $12,582,318 and $5,037,520 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2005, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2005, the amounts of Uncovered Distribution Charges EVD calculated under the Plan were approximately $41,751,000 and $87,503,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended December 31, 2005 amounted to $2,550,389, $4,194,106, and $1,679,173 for Class A, Class B, and Class C shares, respectively.

Pursuant to a servicing agreement, the Fund makes service fee payments in the amount of 0.20% of the Fund's average daily net assets attributable to Class S shares to EVD, one half of which is paid to a subagent. The Fund paid or accrued service fees to or payable to EVD for the year ended December 31, 2005 in the amount of $64,429.

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B shares made within six years of purchase and on any redemption of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM, its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC assessed on Class B and Class C shares received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $4,000, $2,096,000 and $16,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2005.

7 Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $35,790,121 and $794,436,775, respectively, for the year ended December 31, 2005.

8 Stock Split

On October 17, 2005, the Trustees of the Fund approved a 1-for-0.4979060 reverse stock split for Class I shares, effective November 11, 2005. The reverse stock split had no impact on the overall value of a shareholder's investment in the Fund.

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Tax-Managed Growth Fund 1.1:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 17, 2006

Eaton Vance Tax-Managed Growth Fund 1.1 as of December 31, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2006 showed the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately $52,891,220 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualified under tax law. For the Fund's fiscal 2005 ordinary income dividends, 100% qualified for the corporate dividends received deduction.

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 3.0%
Boeing Company (The)	798,441	$56,082,496
General Dynamics Corp.	735,000	83,826,750
Honeywell International, Inc.	289,748	10,793,113
Northrop Grumman Corp.	3,090,955	185,797,305
Raytheon Co.	345,300	13,863,795
Rockwell Collins, Inc.	156,972	7,294,489
Teledyne Technologies, Inc.(1)	6,117	178,005
United Technologies Corp.	3,660,728	204,671,302
		$562,507,255
Air Freight & Logistics — 2.9%
C.H. Robinson Worldwide, Inc.	2,079,406	$77,000,404
FedEx Corp.	2,226,609	230,209,105
United Parcel Service, Inc., Class B	3,231,607	242,855,266
		$550,064,775
Airlines — 0.0%
Southwest Airlines Co.	386,112	$6,343,820
		$6,343,820
Auto Components — 0.1%
ArvinMeritor, Inc.	8,000	$115,120
BorgWarner, Inc.	180,098	10,919,342
Delphi Corp.	5,361	1,560
Johnson Controls, Inc.	233,221	17,004,143
Visteon Corp.(1)	9,828	61,523
		$28,101,688
Automobiles — 0.1%
DaimlerChrysler AG(2)	7,000	$357,210
Ford Motor Co.	83,266	642,814
General Motors Corp.	34,443	668,883
Harley-Davidson, Inc.	140,700	7,244,643
Honda Motor Co. Ltd. (ADR)	20,000	579,400
		$9,492,950
Beverages — 4.2%
Anheuser-Busch Companies, Inc.	4,702,340	$202,012,526
Brown-Forman Corp., Class A	547,732	38,856,108
Brown-Forman Corp., Class B	45,820	3,176,242

Security	Shares	Value
Beverages (continued)
Coca-Cola Co.	3,696,347	$148,999,748
Coca-Cola Enterprises, Inc.	1,756,930	33,680,348
PepsiCo, Inc.	6,217,904	367,353,768
		$794,078,740
Biotechnology — 2.2%
Amgen, Inc.(1)	4,322,439	$340,867,540
Applera Corp. - Celera Genomics Group(1)	26,000	284,960
Biogen Idec, Inc.(1)	11,200	507,696
Genzyme Corp.(1)	476,887	33,754,062
Gilead Sciences, Inc.(1)	115,482	6,077,818
Incyte Corp.(1)	14,294	76,330
Invitrogen Corp.(1)	429,910	28,649,202
Vertex Pharmaceuticals, Inc.(1)	13,000	359,710
		$410,577,318
Building Products — 0.8%
American Standard Companies, Inc.	975,691	$38,978,855
Masco Corp.	3,815,892	115,201,779
Water Pik Technologies, Inc.(1)	2,141	45,967
		$154,226,601
Capital Markets — 4.6%
Affiliated Managers Group, Inc.(1)	20,520	$1,646,730
Ameriprise Financial, Inc.	123,241	5,052,865
Bank of New York Co., Inc. (The)	399,053	12,709,838
Bear Stearns Companies, Inc.	88,001	10,166,756
Charles Schwab Corp. (The)	857,261	12,576,019
Credit Suisse Group(2)	155,136	7,879,077
Federated Investors, Inc.	1,666,768	61,737,087
Franklin Resources, Inc.	1,448,649	136,187,493
Goldman Sachs Group, Inc.	1,014,997	129,625,267
Investors Financial Services Corp.	453,428	16,699,753
Knight Capital Group, Inc., Class A(1)	1,750,000	17,307,500
Legg Mason, Inc.	26,461	3,167,117
Lehman Brothers Holdings, Inc.	96,237	12,334,696
Mellon Financial Corp.	250,087	8,565,480
Merrill Lynch & Co., Inc.	2,109,325	142,864,582
Morgan Stanley	3,713,173	210,685,436
Northern Trust Corp.	726,812	37,663,398
Nuveen Investments, Class A	150,000	6,393,000
Piper Jaffray Cos., Inc.(1)	27,967	1,129,867

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Capital Markets (continued)
Raymond James Financial, Inc.	147,337	$5,550,185
State Street Corp.	150,434	8,340,061
T. Rowe Price Group, Inc.	163,648	11,787,565
UBS AG(2)	83,392	7,934,749
Waddell & Reed Financial, Inc., Class A	273,635	5,738,126
		$873,742,647
Chemicals — 0.8%
Airgas, Inc.	117,613	$3,869,468
Arch Chemicals, Inc.	4,950	148,005
Ashland, Inc.	116,107	6,722,595
Bayer AG (ADR)	40,000	1,670,400
Dow Chemical Co. (The)	257,005	11,261,959
E.I. du Pont de Nemours and Co.	1,069,852	45,468,710
Ecolab, Inc.	305,627	11,085,091
MacDermid, Inc.	61,937	1,728,042
Monsanto Co.	19,181	1,487,103
Olin Corp.	9,900	194,832
PPG Industries, Inc.	23,542	1,363,082
Rohm and Haas Co.	2,601	125,940
RPM International, Inc.	70,138	1,218,297
Sigma-Aldrich Corp.	630,897	39,929,471
Solutia, Inc.(1)	11,510	5,180
Valspar Corp. (The)	1,289,459	31,810,954
		$158,089,129
Commercial Banks — 8.4%
AmSouth Bancorporation	586,114	$15,362,048
Associated Banc-Corp.	991,726	32,280,681
Bank of America Corp.	4,813,556	222,145,609
Bank of Hawaii Corp.	69,735	3,594,142
Bank of Montreal(2)	257,366	14,397,054
BB&T Corp.	1,715,782	71,908,424
City National Corp.	184,221	13,344,969
Colonial BancGroup, Inc. (The)	253,936	6,048,756
Comerica, Inc.	333,089	18,906,132
Commerce Bancshares, Inc.	162,911	8,490,921
Compass Bancshares, Inc.	297,054	14,344,738
Fifth Third Bancorp	1,973,171	74,428,010
First Citizens BancShares, Inc., Class A	30,600	5,337,252
First Financial Bancorp.	47,933	839,786
First Horizon National Corp.	152,267	5,853,143

Security	Shares	Value
Commercial Banks (continued)
First Midwest Bancorp, Inc.	523,358	$18,348,931
HSBC Holdings PLC (ADR)	601,671	48,416,465
Huntington Bancshares, Inc.	630,239	14,968,176
KeyCorp	799,881	26,340,081
M&T Bank Corp.	64,486	7,032,198
Marshall & Ilsley Corp.	589,899	25,389,253
National City Corp.	1,784,322	59,899,690
North Fork Bancorporation, Inc.	1,865,892	51,050,805
PNC Financial Services Group, Inc.	149,958	9,271,903
Popular, Inc.(2)	1,432	30,287
Regions Financial Corp.	1,653,747	56,491,998
Royal Bank of Canada(2)	288,465	22,494,501
Royal Bank of Scotland Group PLC(2)	50,837	1,530,783
S&T Bancorp, Inc.	100,000	3,682,000
Societe Generale(2)	1,152,974	141,172,207
SunTrust Banks, Inc.	1,373,393	99,928,075
Synovus Financial Corp.	1,369,351	36,986,171
TCF Financial Corp.	72,500	1,967,650
Trustmark Corp.	205,425	5,643,025
U.S. Bancorp	4,364,242	130,447,193
Valley National Bancorp.	104,601	2,520,884
Wachovia Corp.	2,190,523	115,791,046
Wells Fargo & Co.	2,313,285	145,343,697
Westamerica Bancorporation	268,474	14,247,915
Whitney Holding Corp.	383,436	10,567,482
Zions Bancorporation	620,420	46,878,935
		$1,603,723,016
Commercial Services & Supplies — 1.4%
Acco Brands Corp.(1)	30,117	$737,867
Allied Waste Industries, Inc.(1)	1,626,411	14,214,832
Avery Dennison Corp.	851,315	47,052,180
Banta Corp.	42,341	2,108,582
CBIZ, Inc.(1)	185,000	1,113,700
Cendant Corp.	584,731	10,086,610
Cintas Corp.	1,531,435	63,064,493
Consolidated Graphics, Inc.(1)	70,215	3,323,978
Deluxe Corp.	32,000	964,480
Donnelley (R.R.) & Sons Co.	91,260	3,122,005
Equifax, Inc.	80,000	3,041,600
Herman Miller, Inc.	541,800	15,273,342
HNI Corp.	1,121,592	61,609,049

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Commercial Services & Supplies (continued)
Hudson Highland Group, Inc.(1)	10,262	$178,148
Ikon Office Solutions, Inc.	56,287	585,948
Manpower, Inc.	2,000	93,000
Monster Worldwide, Inc.(1)	68,426	2,793,149
Navigant Consulting, Inc.(1)	238,641	5,245,329
PHH Corp.(1)	27,467	769,625
Pitney Bowes, Inc.	22,857	965,708
School Specialty, Inc.(1)	49,197	1,792,739
Steelcase, Inc., Class A	123,000	1,947,090
Waste Management, Inc.	911,032	27,649,821
		$267,733,275
Communications Equipment — 1.4%
3Com Corp.(1)	664,106	$2,390,782
ADC Telecommunications, Inc.(1)	41,693	931,421
Alcatel SA (ADR)(1)	43,728	542,227
Avaya, Inc.(1)	31,239	333,320
Ciena Corp.(1)	375,431	1,115,030
Cisco Systems, Inc.(1)	5,089,042	87,124,399
Comverse Technology, Inc.(1)	293,654	7,808,260
Corning, Inc.(1)	3,633,999	71,444,420
Dycom Industries, Inc.(1)	143,116	3,148,552
Enterasys Networks, Inc.(1)	12,356	164,088
JDS Uniphase Corp.(1)	52,451	123,784
Juniper Networks, Inc.(1)	35,691	795,909
Lucent Technologies, Inc.(1)	255,464	679,534
Motorola, Inc.	1,282,326	28,967,744
Nokia Oyj (ADR)	2,042,478	37,377,347
Nortel Networks Corp.(1)(2)	739,418	2,262,619
QUALCOMM, Inc.	562,096	24,215,096
Riverstone Networks, Inc.(1)	28,706	16,362
Tellabs, Inc.(1)	106,674	1,162,747
		$270,603,641
Computers & Peripherals — 2.2%
Dell, Inc.(1)	4,471,715	$134,106,733
EMC Corp.(1)	1,770,402	24,112,875
Gateway, Inc.(1)	79,938	200,644
Hewlett-Packard Co.	906,807	25,961,884
International Business Machines Corp.	1,712,254	140,747,279
Lexmark International, Inc., Class A(1)	1,714,509	76,861,438
McDATA Corp., Class A(1)	17,915	68,077

Security	Shares	Value
Computers & Peripherals (continued)
Network Appliance, Inc.(1)	488,000	$13,176,000
Palm, Inc.(1)	64,913	2,064,233
Sun Microsystems, Inc.(1)	319,180	1,337,364
		$418,636,527
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.(1)	160,823	$10,915,057
		$10,915,057
Construction Materials — 0.2%
CRH PLC(2)	329,450	$9,642,564
Vulcan Materials Co.	206,614	13,998,099
		$23,640,663
Consumer Finance — 1.1%
American Express Co.	617,258	$31,764,097
Capital One Financial Corp.	1,429,006	123,466,118
MBNA Corp.	411,292	11,170,691
SLM Corp.	916,399	50,484,421
		$216,885,327
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$8,223,882
Caraustar Industries, Inc.(1)	167,599	1,456,435
Sealed Air Corp.(1)	37,014	2,079,076
Sonoco Products Co.	148,033	4,352,170
Temple-Inland, Inc.	115,924	5,199,191
		$21,310,754
Distributors — 0.1%
Genuine Parts Co.	347,293	$15,253,109
		$15,253,109
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A(1)	49,852	$3,014,052
H&R Block, Inc.	1,575,244	38,672,240
Laureate Education, Inc.(1)	520,213	27,316,385
Service Corp. International	142,389	1,164,742
ServiceMaster Co. (The)	1,156,537	13,820,617
Stewart Enterprises, Inc.	114,000	616,740
		$84,604,776

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Diversified Financial Services — 1.9%
Citigroup, Inc.	4,327,010	$209,989,795
FINOVA Group, Inc. (The)(1)	175,587	10,535
ING Groep N.V. (ADR)	257,281	8,958,524
JPMorgan Chase & Co.	3,164,955	125,617,064
Moody's Corp.	155,397	9,544,484
Principal Financial Group, Inc.	113,328	5,375,147
		$359,495,549
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	1,678,472	$41,105,779
BCE, Inc.(2)	3,100,000	74,245,000
BellSouth Corp.	161,722	4,382,666
Cincinnati Bell, Inc.(1)	169,013	593,236
Citizens Communications Co.	12,231	149,585
Deutsche Telekom AG (ADR)	2,006,790	33,372,918
McLeod USA, Inc., Class A(1)	947	10
Qwest Communications International, Inc.(1)	38,011	214,762
RSL Communications, Ltd., Class A(1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	3,051,574	75,312,846
Verizon Communications, Inc.	459,935	13,853,242
		$243,230,044
Electric Utilities — 0.3%
American Electric Power Co., Inc.	960	$35,606
Exelon Corp.	1,002,600	53,278,164
Southern Co. (The)	65,985	2,278,462
		$55,592,232
Electrical Components — 0.0%
Molex, Inc., Class A	61,319	$1,507,834
		$1,507,834
Electrical Equipment — 0.6%
American Power Conversion Corp.	30,856	$678,832
Baldor Electric Co.	149,060	3,823,389
Emerson Electric Co.	1,143,636	85,429,609
Rockwell Automation, Inc.	250,649	14,828,395
Roper Industries, Inc.	46,244	1,827,100
Thomas & Betts Corp.(1)	114,600	4,808,616
		$111,395,941

Security	Shares	Value
Electronic Equipment & Instruments — 0.7%
Agilent Technologies, Inc.(1)	461,244	$15,354,813
Arrow Electronics, Inc.(1)	8,750	280,263
Flextronics International, Ltd.(1)(2)	441,607	4,610,377
Jabil Circuit, Inc.(1)	2,127,971	78,926,444
National Instruments Corp.	735,687	23,578,768
Plexus Corp.(1)	150,776	3,428,646
Sanmina-SCI Corp.(1)	1,140,602	4,858,965
Solectron Corp.(1)	1,707,596	6,249,801
		$137,288,077
Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	358,482	$21,788,536
Core Laboratories N.V.(1)(2)	20,244	756,316
Grant Prideco, Inc.(1)	11,694	515,939
Halliburton Co.	644,762	39,949,454
National-Oilwell Varco, Inc.(1)	311,875	19,554,563
Schlumberger, Ltd.(2)	557,887	54,198,722
Smith International, Inc.	191,739	7,115,434
Transocean, Inc.(1)(2)	103,602	7,220,023
		$151,098,987
Food & Staples Retailing — 1.8%
Albertson's, Inc.	853,255	$18,216,994
Casey's General Stores, Inc.	12,551	311,265
Costco Wholesale Corp.	928,292	45,922,605
CVS Corp.	266,910	7,051,762
Kroger Co. (The)(1)	1,348,478	25,459,265
Safeway, Inc.	1,190,841	28,175,298
Sysco Corp.	2,053,288	63,754,592
Sysco Corp.(3)(4)	60,000	1,862,224
Walgreen Co.	988,481	43,750,169
Wal-Mart Stores, Inc.	2,119,018	99,170,042
Winn-Dixie Stores, Inc.(1)	137,447	107,758
		$333,781,974
Food Products — 2.6%
Archer-Daniels-Midland Co.	977,204	$24,097,851
Campbell Soup Co.	1,274,493	37,941,657
ConAgra Foods, Inc.	1,048,341	21,260,355
Dean Foods Co.(1)	304,629	11,472,328
Del Monte Foods Co.(1)	99,492	1,037,702
General Mills, Inc.	151,037	7,449,145

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Food Products (continued)
H.J. Heinz Co.	299,708	$10,106,154
Hershey Co. (The)	505,557	27,932,024
J.M. Smucker Co. (The)	7,276	320,144
Kellogg Co.	54,076	2,337,165
Kraft Foods, Inc.	465	13,085
Nestle SA(2)	275,000	81,882,612
Sara Lee Corp.	4,771,143	90,174,603
Smithfield Foods, Inc.(1)	3,845,278	117,665,507
TreeHouse Foods, Inc.(1)	64,797	1,213,000
Tyson Foods, Inc., Class A	265,272	4,536,151
Wm. Wrigley Jr. Co.	839,317	55,806,187
		$495,245,670
Gas Utilities — 0.0%
National Fuel Gas Co.	4,000	$124,760
		$124,760
Health Care Equipment & Supplies — 1.3%
Advanced Medical Optics, Inc.(1)	31,158	$1,302,404
Bausch & Lomb, Inc.	29,250	1,986,075
Baxter International, Inc.	229,317	8,633,785
Becton, Dickinson and Co.	64,173	3,855,514
Biomet, Inc.	419,890	15,355,377
Boston Scientific Corp.(1)	1,109,134	27,162,692
DENTSPLY International, Inc.	6,927	371,911
Dionex Corp.(1)	37,300	1,830,684
Edwards Lifesciences Corp.(1)	10,353	430,788
Guidant Corp.	57,206	3,704,089
Hillenbrand Industries, Inc.	342,176	16,906,916
Hospira, Inc.(1)	126,372	5,406,194
Lumenis, Ltd.(1)(2)	100,000	222,000
Medtronic, Inc.	2,079,834	119,736,043
PerkinElmer, Inc.	254,526	5,996,633
St. Jude Medical, Inc.(1)	48,028	2,411,006
Steris Corp.	718	17,964
Stryker Corp.	71,556	3,179,233
Waters Corp.(1)	165,841	6,268,790
Zimmer Holdings, Inc.(1)	320,941	21,644,261
		$246,422,359
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	348,354	$14,421,856

Security	Shares	Value
Health Care Providers & Services (continued)
Beverly Enterprises, Inc.(1)	50,586	$590,339
Cardinal Health, Inc.	1,784,669	122,695,994
Caremark Rx, Inc.(1)	801,471	41,508,183
CIGNA Corp.	11,836	1,322,081
Express Scripts, Inc.(1)	53,316	4,467,881
HCA, Inc.	140	7,070
Health Management Associates, Inc., Class A	131,615	2,890,265
Henry Schein, Inc.(1)	1,904,253	83,101,601
IDX Systems Corp.(1)	60,000	2,635,200
IMS Health, Inc.	280,530	6,990,808
McKesson Corp.	2,631	135,733
Medco Health Solutions, Inc.(1)	182,743	10,197,059
PAREXEL International Corp.(1)	27,837	563,978
Renal Care Group, Inc.(1)	239,856	11,347,587
Sunrise Senior Living, Inc.(1)	288,000	9,708,480
Tenet Healthcare Corp.(1)	3,961	30,341
UnitedHealth Group, Inc.	426,716	26,516,132
Ventiv Health, Inc.(1)	13,170	311,075
WellPoint, Inc.(1)	809,292	64,573,409
		$404,015,072
Hotels, Restaurants & Leisure — 1.7%
Bob Evans Farms, Inc.	50,957	$1,175,068
Brinker International, Inc.	198,438	7,671,613
Carnival Corp.(2)	561,335	30,014,582
CBRL Group, Inc.	62,047	2,180,952
Darden Restaurants, Inc.	184,714	7,181,680
Gaylord Entertainment Co.(1)	428,482	18,677,530
International Game Technology	400,000	12,312,000
International Speedway Corp., Class A	118,344	5,668,678
Jack in the Box, Inc.(1)	500,000	17,465,000
Lone Star Steakhouse & Saloon, Inc.	145,981	3,465,589
Marriott International, Inc., Class A	185,766	12,440,749
McDonald's Corp.	863,972	29,133,136
MGM MIRAGE(1)	188,890	6,926,596
Navigant International, Inc.(1)	38,258	415,099
Outback Steakhouse, Inc.	1,360,076	56,592,762
Papa John's International, Inc.(1)	188,800	11,197,728
Royal Caribbean Cruises, Ltd.(2)	397,428	17,908,106
Sonic Corp.(1)	159,765	4,713,068
Starbucks Corp.(1)	2,343,463	70,327,325
Yum! Brands, Inc.	236,553	11,089,605
		$326,556,866

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Household Durables — 0.5%
Blyth, Inc.	699,869	$14,662,256
D.R. Horton, Inc.	625,255	22,340,361
Fortune Brands, Inc.	126,932	9,903,235
Helen of Troy, Ltd.(1)(2)	20,000	322,200
Interface, Inc., Class A(1)	75,467	620,339
Leggett & Platt, Inc.	1,799,370	41,313,535
Lenox Group, Inc.(1)	5,455	72,224
Newell Rubbermaid, Inc.	411,393	9,782,926
Snap-On, Inc.	42,453	1,594,535
		$100,611,611
Household Products — 2.9%
Clorox Co. (The)	53,688	$3,054,310
Colgate-Palmolive Co.	713,670	39,144,800
Energizer Holdings, Inc.(1)	168,981	8,413,564
Kimberly-Clark Corp.	1,484,938	88,576,552
Procter & Gamble Co. (The)	7,098,400	410,855,392
		$550,044,618
Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(1)	49,542	$784,250
Duke Energy Corp.	417,250	11,453,513
Dynegy, Inc., Class A(1)	22,688	109,810
TXU Corp.	327,916	16,458,104
		$28,805,677
Industrial Conglomerates — 3.0%
3M Co.	913,513	$70,797,258
General Electric Co.	13,345,070	467,744,703
Teleflex, Inc.	23,700	1,540,026
Tyco International, Ltd.(2)	1,147,900	33,128,394
		$573,210,381
Insurance — 6.2%
21st Century Insurance Group	70,700	$1,143,926
Aegon, N.V. (ADR)	5,182,849	84,584,096
AFLAC, Inc.	2,196,373	101,955,635
Allstate Corp. (The)	189,192	10,229,611
American International Group, Inc.	5,154,370	351,682,665
AON Corp.	550,106	19,776,311
Arthur J. Gallagher & Co.	647,017	19,979,885

Security	Shares	Value
Insurance (continued)
Berkshire Hathaway, Inc., Class A(1)	639	$56,628,180
Berkshire Hathaway, Inc., Class B(1)	41,253	121,098,182
Chubb Corp. (The)	16,099	1,572,067
Commerce Group, Inc. (The)	120,000	6,873,600
Hartford Financial Services Group, Inc. (The)	46,382	3,983,750
Jefferson-Pilot Corp.	150,301	8,556,636
Lincoln National Corp.	52,903	2,805,446
Manulife Financial Corp.(2)	74,958	4,407,530
Marsh & McLennan Cos., Inc.	686,159	21,792,410
MetLife, Inc.	1,824,271	89,389,279
Old Republic International Corp.	240,548	6,316,790
Progressive Corp. (The)(3)(4)	9,470	1,104,524
Progressive Corp. (The)	1,725,948	201,556,207
SAFECO Corp.	161,000	9,096,500
St. Paul Travelers Companies, Inc., (The)	333,134	14,881,096
Torchmark Corp.	324,638	18,049,873
UICI	43,597	1,548,129
UnumProvident Corp.	53,710	1,221,903
XL Capital Ltd., Class A(2)	187,100	12,606,798
		$1,172,841,029
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	23,500	$1,108,025
Expedia, Inc.(1)	403,096	9,658,180
IAC/InterActiveCorp(1)	403,096	11,411,648
		$22,177,853
Internet Software & Services — 0.3%
eBay, Inc.(1)	1,257,244	$54,375,803
		$54,375,803
IT Services — 2.5%
Accenture Ltd., Class A(2)	2,738,000	$79,046,060
Acxiom Corp.	616,809	14,186,607
Affiliated Computer Services, Inc.(1)	183,730	10,873,141
Automatic Data Processing, Inc.	1,560,553	71,613,777
BISYS Group, Inc. (The)(1)	65,000	910,650
Ceridian Corp.(1)	26,632	661,805
Certegy, Inc.	42,862	1,738,483
Computer Sciences Corp.(1)	226,702	11,480,189
CSG Systems International, Inc.(1)	25,200	562,464
DST Systems, Inc.(1)	231,544	13,871,801

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
IT Services (continued)
eFunds Corp.(1)	1	$23
Electronic Data Systems Corp.	1,252	30,098
First Data Corp.	3,759,930	161,714,589
Fiserv, Inc.(1)	832,355	36,016,001
Gartner, Inc.(1)	30,576	394,430
Paychex, Inc.	1,597,890	60,911,567
Perot Systems Corp.(1)	684,871	9,684,076
Safeguard Scientifics, Inc.(1)	26,579	51,297
		$473,747,058
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,761	$2,123,807
Mattel, Inc.	30,514	482,731
		$2,606,538
Machinery — 3.0%
Caterpillar, Inc.(3)(4)	34,186	$1,974,662
Caterpillar, Inc.	110,120	6,361,632
Danaher Corp.	4,031,970	224,903,287
Deere & Co.	3,350,000	228,168,500
Donaldson Co., Inc.	79,326	2,522,567
Dover Corp.	367,670	14,886,958
Federal Signal Corp.	218,345	3,277,358
Illinois Tool Works, Inc.	756,673	66,579,657
ITT Industries, Inc.	4,214	433,283
Nordson Corp.	163,978	6,642,749
Parker Hannifin Corp.	43,632	2,877,967
Tecumseh Products Co., Class A	125,700	2,879,787
Wabtec Corp.	94,504	2,542,158
		$564,050,565
Media — 4.3%
ADVO, Inc.	750,000	$21,135,000
Arbitron, Inc.	11,555	438,859
Belo Corp., Class A	542,924	11,624,003
Cablevision Systems Corp., Class A(1)	207,410	4,867,913
Catalina Marketing Corp.	87,095	2,207,858
CCE Spinco, Inc.(1)	16,410	214,976
Clear Channel Communications, Inc.	131,283	4,128,850
Comcast Corp., Class A(1)	1,979,556	51,389,274
Comcast Corp., Class A Special(1)	1,424,823	36,603,703
Discovery Holding Co., Class A(1)	131,304	1,989,256

Security	Shares	Value
Media (continued)
Discovery Holding Co., Class B(1)	3,287	$50,620
E.W. Scripps Co. (The), Class A	51,066	2,452,189
EchoStar Communications Corp., Class A(1)	35,150	955,026
Entercom Communications Corp.(1)	220,000	6,527,400
Gannett Co., Inc.	701,567	42,493,913
Havas SA (ADR)	3,142,938	13,326,057
Interpublic Group of Companies, Inc. (The)(1)	976,936	9,427,432
Knight Ridder, Inc.	19,023	1,204,156
Lamar Advertising Co.(1)	241,409	11,138,611
Liberty Global, Inc., Class A(1)	50,655	1,139,738
Liberty Global, Inc., Class B(1)	1,643	37,345
Liberty Global, Inc., Class C(1)	52,298	1,108,718
Liberty Media Corp., Class A(1)	1,313,041	10,333,633
Liberty Media Corp., Class B(1)	32,876	264,981
McClatchy Co., (The), Class A	48,066	2,840,701
McGraw-Hill Companies, Inc., (The)	472,484	24,394,349
New York Times Co. (The), Class A	300,468	7,947,379
News Corp., Class A	187,934	2,922,374
Omnicom Group, Inc.	2,326,246	198,033,322
ProQuest Co.(1)	95,464	2,664,400
Publicis Groupe(2)	329,132	11,417,022
Reuters Group PLC (ADR)	1,431	63,322
Time Warner, Inc.	4,153,197	72,431,756
Tribune Co.	1,601,074	48,448,499
Univision Communications, Inc., Class A(1)	401,298	11,794,148
Viacom, Inc., Class A	29,774	975,396
Viacom, Inc., Class B	965,189	31,465,161
Vivendi Universal SA (ADR)	417,045	13,107,724
Walt Disney Co., (The)	4,904,830	117,568,775
Washington Post Co. (The), Class B	16,470	12,599,550
Westwood One, Inc.	122,400	1,995,120
WPP Group PLC(2)	139,450	1,505,381
WPP Group PLC (ADR)	256,051	13,826,754
		$811,060,644
Metals & Mining — 0.3%
Alcoa, Inc.	85,947	$2,541,453
Allegheny Technologies, Inc.	21,408	772,401
Inco, Ltd.(1)(2)	200,000	8,714,000
Nucor Corp.	421,662	28,133,289
Phelps Dodge Corp.	14,862	2,138,196
Steel Dynamics, Inc.	311,800	11,072,018
		$53,371,357

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Multiline Retail — 1.6%
99 Cents Only Stores(1)	1,142,232	$11,947,747
Dollar General Corp.	101,456	1,934,766
Dollar Tree Stores, Inc.(1)	659,218	15,781,679
Family Dollar Stores, Inc.	2,618,411	64,910,409
Federated Department Stores, Inc.	130,024	8,624,492
J.C. Penney Company, Inc.	130,816	7,273,370
Kohl's Corp.(1)	55	2,673
Nordstrom, Inc.	131,384	4,913,762
Sears Holdings Corp.(1)	5,747	663,951
Target Corp.	3,498,908	192,334,973
		$308,387,822
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$256,200
Dominion Resources, Inc.	3,249	250,823
PG&E Corp.	47,705	1,770,810
TECO Energy, Inc.	34,145	586,611
Wisconsin Energy Corp.	9,576	374,039
		$3,238,483
Office Electronics — 0.0%
Xerox Corp.(1)	42,878	$628,163
Zebra Technologies Corp., Class A(1)	13,500	578,475
		$1,206,638
Oil, Gas & Consumable Fuels — 10.5%
Amerada Hess Corp.	18,947	$2,402,859
Anadarko Petroleum Corp.	2,559,141	242,478,610
Apache Corp.	2,073,929	142,105,615
BP PLC (ADR)	5,008,980	321,676,696
Burlington Resources, Inc.	4,335,883	373,753,115
Chevron Corp.	409,158	23,227,900
ConocoPhillips	3,329,274	193,697,161
Devon Energy Corp.	1,015,400	63,503,116
El Paso Corp.	148,709	1,808,301
Exxon Mobil Corp.	6,579,287	369,558,551
Kerr-McGee Corp.	267,327	24,289,331
Kinder Morgan, Inc.	1,781,672	163,824,740
Marathon Oil Corp.	30,098	1,835,075
Murphy Oil Corp.	39,036	2,107,554
Newfield Exploration Co.(1)	120,000	6,008,400
Royal Dutch Shell PLC (ADR)	118,194	7,267,749

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Total SA (ADR)	400,000	$50,560,000
Valero Energy Corp.	206,040	10,631,664
Williams Cos., Inc. (The)	219,065	5,075,736
		$2,005,812,173
Paper and Forest Products — 0.1%
International Paper Co.	111,913	$3,761,396
Louisiana-Pacific Corp.	70,750	1,943,503
MeadWestvaco Corp.	73,347	2,055,916
Neenah Paper, Inc.	38,811	1,086,708
Weyerhaeuser Co.	89,778	5,955,873
		$14,803,396
Personal Products — 0.4%
Avon Products, Inc.	173,400	$4,950,570
Estee Lauder Cos., Inc. (The), Class A	2,092,312	70,050,606
		$75,001,176
Pharmaceuticals — 6.1%
Abbott Laboratories	3,078,014	$121,366,092
Allergan, Inc.	38,300	4,134,868
Andrx Corp.(1)	180,170	2,967,400
Bristol-Myers Squibb Co.	4,973,196	114,284,044
Elan Corp. PLC (ADR)(1)	31,838	443,503
Eli Lilly & Co.	3,585,323	202,893,429
Forest Laboratories, Inc.(1)	56,800	2,310,624
GlaxoSmithKline PLC (ADR)	434,293	21,923,111
Johnson & Johnson	3,505,021	210,651,762
King Pharmaceuticals, Inc.(1)	505,637	8,555,378
Merck & Co., Inc.	2,605,384	82,877,265
Mylan Laboratories, Inc.	27,992	558,720
Novo Nordisk A/S (ADR)	292,277	16,466,886
Pfizer, Inc.	8,223,321	191,767,846
Schering-Plough Corp.	2,461,993	51,332,554
Sepracor, Inc.(1)	4,000	206,400
Shering AG (ADR)	25,000	1,672,750
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	72,092,932
Watson Pharmaceuticals, Inc.(1)	668,041	21,718,013
Wyeth	890,144	41,008,934
		$1,169,232,511

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Real Estate — 0.1%
AvalonBay Communities, Inc.	28,867	$2,576,380
Forest City Enterprises, Inc., Class A	77,326	2,932,975
Jones Lang LaSalle, Inc.	1,835	92,392
Plum Creek Timber Co., Inc.	198,791	7,166,416
ProLogis	126,355	5,903,306
Trammell Crow Co.(1)	65,491	1,679,844
		$20,351,313
Road & Rail — 0.2%
ANC Rental Corp.(1)	50,667	$5
Burlington Northern Santa Fe Corp.	194,233	13,755,581
CSX Corp.	38,134	1,936,063
Florida East Coast Industries, Inc.	121,978	5,168,208
Heartland Express, Inc.	653,154	13,252,495
Kansas City Southern(1)	15,215	371,702
Norfolk Southern Corp.	3,990	178,872
Union Pacific Corp.	10,453	841,571
		$35,504,497
Semiconductors & Semiconductor Equipment — 2.2%
Agere Systems, Inc.(1)	8,329	$107,444
Altera Corp.(1)	66,116	1,225,129
Analog Devices, Inc.	574,160	20,595,119
Applied Materials, Inc.	1,123,242	20,150,961
Broadcom Corp., Class A(1)	576,281	27,171,649
Conexant Systems, Inc.(1)	134,174	303,233
Cypress Semiconductor Corp.(1)	152,742	2,176,574
Freescale Semiconductor, Inc., Class B(1)	101,523	2,555,334
Intel Corp.	10,662,764	266,142,589
KLA-Tencor Corp.	148,373	7,319,240
Linear Technology Corp.	95,760	3,454,063
LSI Logic Corp.(1)	132,810	1,062,480
Maxim Integrated Products, Inc.	304,351	11,029,680
Mindspeed Technologies, Inc.(1)	44,724	105,101
Skyworks Solutions, Inc.(1)	98,685	502,307
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	909	9,008
Teradyne, Inc.(1)	27,996	407,902
Texas Instruments, Inc.	1,820,303	58,377,117
Xilinx, Inc.	58,684	1,479,424
		$424,174,354

Security	Shares	Value
Software — 1.7%
Adobe Systems, Inc.	608,276	$22,481,881
Cadence Design Systems, Inc.(1)	450,000	7,614,000
Cognos, Inc.(1)(2)	77,000	2,672,670
Computer Associates International, Inc.	38,744	1,092,193
Compuware Corp.(1)	150,944	1,353,968
Electronic Arts, Inc.(1)	21,405	1,119,696
Fair Isaac Corp.	564,515	24,934,628
Intuit, Inc.(1)	573,111	30,546,816
Jack Henry & Associates, Inc.	201,006	3,835,194
Microsoft Corp.	7,149,319	186,954,692
Oracle Corp.(1)	1,014,698	12,389,463
Parametric Technology Corp.(1)	94,600	577,060
Reynolds and Reynolds Co. (The), Class A	216,412	6,074,685
SAP AG (ADR)	400,000	18,028,000
Siebel Systems, Inc.	179,184	1,895,767
Symantec Corp.(1)	90,220	1,578,850
Wind River Systems, Inc.(1)	91,910	1,357,511
		$324,507,074
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	11,225	$731,646
AutoNation, Inc.(1)	1,370,088	29,772,012
Best Buy Co., Inc.	170,415	7,409,644
Burlington Coat Factory Warehouse Corp.	95,284	3,831,370
CarMax, Inc.(1)	67,797	1,876,621
Circuit City Stores, Inc.	216,000	4,879,440
Gap, Inc. (The)	540,888	9,541,264
Home Depot, Inc. (The)	4,485,692	181,580,812
Limited Brands, Inc.	692,655	15,480,839
Lowe's Companies, Inc.	879,145	58,603,806
Office Depot, Inc.(1)	80,276	2,520,666
OfficeMax, Inc.	2,192	55,589
Payless ShoeSource, Inc.(1)	23,100	579,810
Pep Boys (The) - Manny, Moe & Jack	62,500	930,625
RadioShack Corp.	625,064	13,145,096
Sherwin-Williams Co. (The)	53,386	2,424,792
Staples, Inc.	300,587	6,826,331
Tiffany & Co.	57,286	2,193,481
TJX Companies, Inc. (The)	1,716,834	39,882,054
Too, Inc.(1)	38,284	1,079,992
		$383,345,890

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.(1)	731,440	$24,386,210
NIKE, Inc., Class B	1,529,222	132,721,177
		$157,107,387
Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp.	999,998	$34,189,932
Fannie Mae	335,606	16,380,929
Freddie Mac	151,086	9,873,470
Golden West Financial Corp.	89,168	5,885,088
MGIC Investment Corp.	85,000	5,594,700
Radian Group, Inc.	1,796	105,228
Washington Mutual, Inc.	875,535	38,085,772
		$110,115,119
Tobacco — 0.3%
Altria Group, Inc.	700,409	$52,334,560
		$52,334,560
Trading Companies & Distributors — 0.0%
United Rentals, Inc.(1)	397,333	$9,293,619
		$9,293,619
Wireless Telecommunication Services — 0.6%
Alltel Corp.	1,682,674	$106,176,729
Sprint Nextel Corp.	297,303	6,944,998
Telephone & Data Systems, Inc., Special Shares	25,844	894,461
Telephone and Data Systems, Inc.	25,844	931,159
Vodafone Group PLC (ADR)	332,062	7,129,371
		$122,076,718
Total Common Stocks (identified cost $14,184,947,956)		$18,969,682,297
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Enron Corp.(1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Preferred Stocks — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$666
		$666
Total Preferred Stocks (identified cost $39,407)		$666
Rights — 0.0%
Security	Shares	Value
Computers and Business Equipment — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(3)	197,392	$0
		$0
Diversified Telecommunication Services — 0.0%
McLeodUSA, Inc., (Escrow Rights)(1)(3)	1,592,200	$0
		$0
Total Rights (identified cost $0)		$0
Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc.(1)	18,106	$10,230
		$10,230
Total Warrants (identified cost $0)		$10,230
Total Investments — 99.7% (identified cost $14,201,613,432)		$18,969,693,193
Other Assets, Less Liabilities — 0.3%		$62,913,660
Net Assets — 100.0%		$19,032,606,853

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Security subject to restrictions on resale (see Note 7).

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at value (identified cost, $14,201,613,432)	$18,969,693,193
Cash	56,253
Receivable for investments sold	51,552,943
Dividends and interest receivable	25,609,097
Tax reclaim receivable	1,279,291
Total assets	$19,048,190,777
Liabilities
Demand note payable	$8,000,000
Payable to affiliate for investment adviser fee	6,896,006
Payable to affiliate for Trustees' fees	12,004
Accrued expenses	675,914
Total liabilities	$15,583,924
Net Assets applicable to investors' interest in Portfolio	$19,032,606,853
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,264,573,420
Net unrealized appreciation (computed on the basis of identified cost)	4,768,033,433
Total	$19,032,606,853

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Dividends (net of foreign taxes, $4,483,174)	$314,591,123
Interest	1,772,594
Total investment income	$316,363,717
Expenses
Investment adviser fee	$80,617,092
Trustees' fees and expenses	34,741
Custodian fee	2,335,402
Legal and accounting services	107,743
Miscellaneous	453,249
Total expenses	$83,548,227
Deduct — Reduction of custodian fee	$267
Reduction of investment adviser fee	88,889
Total expense reductions	$89,156
Net expenses	$83,459,071
Net investment income	$232,904,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$101,182,645
Securities sold short	(30,244,833)
Foreign currency transactions	(48,663)
Net realized gain	$70,889,149
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$523,919,934
Securities sold short	27,299,373
Foreign currency	(199,704)
Net change in unrealized appreciation (depreciation)	$551,019,603
Net realized and unrealized gain	$621,908,752
Net increase in net assets from operations	$854,813,398

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment income	$232,904,646	$212,033,371
Net realized gain from investment transactions, securities sold short and foreign currency transactions	70,889,149	152,422,840
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	551,019,603	1,317,878,707
Net increase in net assets from operations	$854,813,398	$1,682,334,918
Capital transactions — Contributions	$1,237,495,815	$1,775,098,351
Withdrawals	(2,200,844,762)	(1,925,879,872)
Net decrease in net assets from capital transactions	$(963,348,947)	$(150,781,521)
Net increase (decrease) in net assets	$(108,535,549)	$1,531,553,397
Net Assets
At beginning of year	$19,141,142,402	$17,609,589,005
At end of year	$19,032,606,853	$19,141,142,402

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2005		2004		2003	2002	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.45	%†	0.45	%†	0.45%	0.45%	0.45%
Expenses after custodian fee reduction	0.45	%†	0.45	%†	—	—	—
Net investment income	1.25	%†	1.18	%†	1.05%	0.85%	0.64%
Portfolio Turnover	0	%(1)	3%		15%	23%	18%
Total Return	4.70%		9.67%		23.88%	(19.52)%	(9.67)%
Net assets, end of year (000's omitted)	$19,032,607		$19,141,142		$17,609,589	$14,571,522	$18,335,865

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Amounts to less than 1%.

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes —  The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts —  Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options —  Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily.

Tax-Managed Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short —  The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F  Foreign Currency Translation — Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications —  Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2005, there were $267 in credit balances used to reduce the Portfolio's custodian fee.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between

Tax-Managed Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the year ended December 31, 2005, the advisory fee was 0.43% of the Portfolio's average daily net assets. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the year ended December 31, 2005, BMR waived $88,889 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the year ended December 31, 2005, purchases and sales of investments, other than short-term obligations, aggregated $58,765,480 and $774,871,275, respectively. In addition, investments having an aggregate market value of $1,057,904,697 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $1,009,478,984, during the year ended December 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,152,013,829
Gross unrealized appreciation	$14,819,049,235
Gross unrealized depreciation	(1,369,871)
Net unrealized appreciation	$14,817,679,364

Unrealized depreciation on foreign currency is $46,328.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At December 31, 2005 the Portfolio had a balance outstanding pursuant to this line of credit of $8,000,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2005.

7  Restricted Securities

At December 31, 2005, the Portfolio owned the following securities (representing 0.03% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Fair Value
Caterpillar, Inc.	2/17/05	2/18/06	34,186	$1,580,520	$1,974,662
Progressive Corp.	10/14/05	10/15/06	9,470	1,031,533	1,104,524
Sysco Corp.	5/19/05	5/20/06	60,000	2,220,777	1,862,224
				$4,832,830	$4,941,410

Tax-Managed Growth Portfolio as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Tax-Managed Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 17, 2006

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the Eaton Vance Tax-Managed Growth Fund 1.1's (the "Fund") expense ratio to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement between Eaton Vance and the Portfolio, the Special Committee also considered information relating to the education, experience and number of investment professionals and other Eaton Vance personnel whose responsibilities include portfolio management. The Special Committee also considered the investment adviser's experience in managing equity funds with an objective of after-tax returns. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill and expertise required to

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the profit levels of the investment adviser and its affiliates in providing investment management and administration services for the Fund and Portfolio and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio, as well as Eaton Vance's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by Eaton Vance as a result of soft dollar credits generated through trading on behalf of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Tax-Managed Growth Fund 1.1

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991; of the Portfolio since 1997	Chairman, President and Chief Executive Officer of BMR, EVM and EV; Director of EV; Chairman and Chief Executive Officer of EVC; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986; of the Portfolio since 1995 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2005). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

Eaton Vance Tax-Managed Growth Fund 1.1

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986; of the Portfolio since 1995	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) 1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2003	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust and Vice President of the Portfolio	Since 2002	Executive Vice President of EVM, BMR and EV; Chief Investment Officer of EVM and BMR and President and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Eaton Vance Tax-Managed Growth Fund 1.1

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust and President of the Portfolio	Vice President of the Trust since 2001; President of the Portfolio since 2002(2)	Senior Vice President and Chief Equity Investment Officer of EVM and BMR and Executive Vice President of EVC. Officer of 51 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 31 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Michelle A. Green 8/25/69	Treasurer of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Chief Financial Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 56 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Green served as Assistant Treasurer of the Portfolio since 1998 and Mr. Richardson served as Vice President of the Portfolio since 1995. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Tax-Managed Growth Fund 1.1
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1096-2/06  TGSRC1.1

Annual Report December 31, 2005

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.2

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Duncan W. Richardson, CFA

Portfolio Manager

The Fund

Performance for the Past Year

•                  For the year ended December 31, 2005, Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) Class A shares had a total return of 4.12%. This return was the result of an increase in net asset value (NAV) per share to $10.50 on December 31, 2005, from $10.15 on December 31, 2004, and the reinvestment of $0.069 per share in dividend income.(1)

•                  The Fund’s Class B shares had a total return of 3.33% during the same period, the result of an increase in NAV per share to $10.23 on December 31, 2005, from $9.90 on December 31, 2004.(1)

•                  The Fund’s Class C shares had a total return of 3.33% during the same period, the result of an increase in NAV per share to $10.23 on December 31, 2005, from $9.90 on December 31, 2004.(1)

•                  The Fund’s Class I shares had a total return of 4.38% during the same period, the result of an increase in NAV per share to $10.51 on December 31, 2005, from $10.16 on December 31, 2004, and the reinvestment of $0.096 per share in dividend income.(1)

•                  For comparison, the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance – had a total return of 4.91% for the same period.(2)

See pages 4 and 5 for more performance information, including after-tax returns.

Management Discussion

•                  A late year surge helped the stock market conclude 2005 on a positive note, locking in its third consecutive annual gain. The S&P 500 Index had a positive, albeit modest, total return for the year, despite investor angst over rising interest rates, record-level energy prices and a flattening yield curve.(2) These factors were offset by resilient consumer spending and healthy corporate profits. Double-digit growth in dividend payouts and share buybacks, coupled with continued strength in merger and acquisition activity, provided additional support for equities.

•                  For the year, energy and utilities were the top performing sectors in the S&P 500 Index.(2) The energy sector was up 31% in 2005 and the utility sector rose 16% for the same period. In contrast, each of the eight remaining sectors in the S&P 500 Index recorded single-digit or negative returns.(2) The more growth-oriented consumer discretionary, telecommunications and technology sectors were the worst performers for the year. Also, small-and mid-capitalization stocks outperformed large-cap stocks.

•                  The Fund invests in Tax-Managed Growth Portfolio (the Portfolio), which invests on a long-term basis in a broadly diversified portfolio of primarily common stocks of growth companies. The Portfolio remained overweighted in the industrials and energy sectors, while continuing to underweight the technology, telecommunication and utilities sectors. The Portfolio’s energy emphasis was positive, as stocks there advanced on record-high commodity prices. Financials also experienced solid gains in 2005, and the Fund’s performance benefited from the Portfolio’s overweighting of capital markets and insurance and de-emphasis of mortgage finance stocks. Telecommunications stocks continued to struggle through the year, and our underweighted position was beneficial to returns.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at net asset value.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

•                  The Portfolio’s worst performance came from the industrials and information technology sectors. Capacity and pricing issues plagued information technology holdings, and investments within computers and peripherals and service stocks were notable underperformers. An overweighting in lagging machinery and building product stocks within the industrials sector was also detrimental to performance. In addition, de-emphasis of the slower-growth, high-dividend-yielding areas, such as utilities, also detracted from returns, as investors favored these defensive investments for much of 2005.

•                  As always, we thank you for your continued confidence and participation in the Fund.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Ten Largest Holdings *

By net assets

General Electric Co.	2.46%
Procter & Gamble Co.	2.16
Burlington Resources Inc.	1.96
Exxon Mobil Corp.	1.94
Pepsico Inc.	1.93
American International Group	1.85
Amgen Inc.	1.79
BP PLC Spons ADR	1.69
Intel Corp.	1.40
United Parcel Service, Inc.	1.28

Common Stock Investments by Sector**

By net assets

Financials	22.90%
Industrials	14.96%
Consumer Staples	12.12%
Consumer Discretionary	12.10%
Health Care	11.72%
Energy	11.34%
Information Technology	10.76%
Telecommunication Services	1.92%
Materials	1.43%
Utilities	0.46%

*                 Ten Largest Holdings represented 18.46% of Portfolio net assets as of December 31, 2005. Holdings are subject to change due to active management.

**          Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

FUND PERFORMANCE

The line graphs and table set forth below provide information about the Fund’s performance. The line graphs compare the performance of each class of the Fund with that of the S&P 500 Index, a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance. The lines on the graphs represent the total returns of a hypothetical investment of $10,000 in each of Class A, Class B, Class C, Class I and the S&P 500 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance*	Class A	Class B	Class C	Class I
Average Annual Total Returns (at net asset value)
One Year	4.12%	3.33%	3.33%	4.38%
Life of Fund†	1.29%	0.47%	0.47%	1.43%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.87%	-1.67%	2.33%	4.38%
Life of Fund†	0.06%	0.06%	0.47%	1.43%

† Inception Dates – Class A, Class B, Class C, and Class I: 2/28/01

*                 Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge were deducted, the performance would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Class I shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

**          Source: Thomson Financial. Class A, Class B, Class C and Class I of the Fund commenced investment operations on 2/28/01. It is not possible to invest directly in an Index. The Index’s total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

4

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended December 31, 2005)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund
Return Before Taxes	4.12%	1.29%
Return After Taxes on Distributions	4.02%	1.25%
Return After Taxes on Distributions and Sale of Fund Shares	2.82%	1.10%

Returns at Public Offering Price (POP) (Class A)

	One Year	Life of Fund
Return Before Taxes	-1.87%	0.06%
Return After Taxes on Distributions	-1.97%	0.01%
Return After Taxes on Distributions and Sale of Fund Shares	-1.09%	0.05%

Average Annual Total Returns

(For the periods ended December 31, 2005)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund
Return Before Taxes	3.33%	0.47%
Return After Taxes on Distributions	3.33%	0.47%
Return After Taxes on Distributions and Sale of Fund Shares	2.17%	0.40%

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund
Return Before Taxes	-1.67%	0.06%
Return After Taxes on Distributions	-1.67%	0.06%
Return After Taxes on Distributions and Sale of Fund Shares	-1.08%	0.05%

Average Annual Total Returns

(For the periods ended December 31, 2005)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund
Return Before Taxes	3.33%	0.47%
Return After Taxes on Distributions	3.33%	0.47%
Return After Taxes on Distributions and Sale of Fund Shares	2.17%	0.40%

Returns at Public Offering Price (POP) (Class C)

	One Year	Life of Fund
Return Before Taxes	2.33%	0.47%
Return After Taxes on Distributions	2.33%	0.47%
Return After Taxes on Distributions and Sale of Fund Shares	1.52%	0.40%

Average Annual Total Returns

(For the periods ended December 31, 2005)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Life of Fund
Return Before Taxes	4.38%	1.43%
Return After Taxes on Distributions	4.24%	1.37%
Return After Taxes on Distributions and Sale of Fund Shares	3.03%	1.22%

Class A, Class B, Class C, and Class I of the Fund commenced operations on 2/28/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

5

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 – December 31, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(7/1/05)	(12/31/05)	(7/1/05 – 12/31/05)

Actual
Class A	$1,000.00	$1,061.10	$5.14
Class B	$1,000.00	$1,056.80	$9.02
Class C	$1,000.00	$1,055.70	$9.02
Class I	$1,000.00	$1,061.50	$3.85

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$5.04
Class B	$1,000.00	$1,016.40	$8.84
Class C	$1,000.00	$1,016.40	$8.84
Class I	$1,000.00	$1,021.50	$3.77

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class A shares, 1.74% for Class B shares, 1.74% for Class C shares, and 0.74% for Class I shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $848,888,248)	$1,348,556,266
Receivable for Fund shares sold	1,806,519
Total assets	$1,350,362,785
Liabilities
Payable for Fund shares redeemed	$2,169,884
Payable to affiliate for distribution and service fees	1,155,148
Payable to affiliate for administration fees	174,442
Payable to affiliate for Trustees' fees	1,492
Other accrued expenses	580,052
Total liabilities	$4,081,018
Net Assets	$1,346,281,767
Sources of Net Assets
Paid-in capital	$978,388,987
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(132,007,655)
Accumulated undistributed net investment income	232,417
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	499,668,018
Total	$1,346,281,767
Class A Shares
Net Assets	$637,730,890
Shares Outstanding	60,763,738
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.50
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.50)	$11.14
Class B Shares
Net Assets	$350,939,014
Shares Outstanding	34,314,362
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.23
Class C Shares
Net Assets	$349,504,434
Shares Outstanding	34,151,713
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.23
Class I Shares
Net Assets	$8,107,429
Shares Outstanding	771,112
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.51
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $287,992)	$23,360,149
Interest allocated from Portfolio	131,740
Expenses allocated from Portfolio	(6,185,195)
Net investment income from Portfolio	$17,306,694
Expenses
Administration fee	$2,073,701
Trustees' fees and expenses	4,000
Distribution and service fees
Class A	1,643,205
Class B	3,638,168
Class C	3,526,027
Transfer and dividend disbursing agent fees	1,585,454
Printing and postage	172,715
Registration fees	50,001
Legal and accounting services	49,282
Custodian fee	31,999
Miscellaneous	45,891
Total expenses	$12,820,443
Net investment income	$4,486,251
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(56,074,075)
Securities sold short	(2,272,260)
Foreign currency transactions	(3,664)
Net realized loss	$(58,349,999)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$100,747,895
Securities sold short	2,019,150
Foreign currency	(14,860)
Net change in unrealized appreciation (depreciation)	$102,752,185
Net realized and unrealized gain	$44,402,186
Net increase in net assets from operations	$48,888,437

See notes to financial statements

7

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment income	$4,486,251	$3,501,384
Net realized loss from investment transactions, securities sold short and foreign currency transactions	(58,349,999)	(52,665,653)
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	102,752,185	162,442,741
Net increase in net assets from operations	$48,888,437	$113,278,472
Distributions to shareholders — From net investment income
Class A	$(4,179,909)	$(3,432,135)
Class I	(74,216)	(64,830)
Total distributions to shareholders	$(4,254,125)	$(3,496,965)
Transactions in shares of beneficial interest — Proceeds from sale of shares
Class A	$118,817,572	$176,517,564
Class B	15,972,605	70,949,011
Class C	40,660,194	63,379,387
Class D	—	2,047,307
Class I	2,023,194	3,424,208
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,261,058	2,671,766
Class I	39,945	36,742
Cost of shares redeemed
Class A	(178,788,632)	(145,602,810)
Class B	(65,134,733)	(52,632,597)
Class C	(68,672,171)	(58,245,114)
Class D	—	(35,393,674)
Class I	(3,150,095)	(903,387)
Net asset value of shares exchanged
Class A	1,900,249	1,681,946
Class B	(1,900,249)	(1,681,946)
Net increase (decrease) in net assets from Fund share transactions	$(134,971,063)	$26,248,403
Net increase (decrease) in net assets	$(90,336,751)	$136,029,910
	Net Assets
At beginning of year	$1,436,618,518	$1,300,588,608
At end of year	$1,346,281,767	$1,436,618,518
Accumulated undistributed net investment income included in net assets
At end of year	$232,417	$24,801

See notes to financial statements

8

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended December 31,					Period Ended
	2005		2004	2003	2002	December 31, 2001(1)
Net asset value — Beginning of year	$10.150		$9.350	$7.600	$9.480	$10.000
Income (loss) from operations
Net investment income(2)	$0.072		$0.063	$0.040	$0.027	$0.005
Net realized and unrealized gain (loss)	0.347		0.789	1.723	(1.907)	(0.525)
Total income (loss) from operations	$0.419		$0.852	$1.763	$(1.880)	$(0.520)
Less distributions
From net investment income	$(0.069)		$(0.052)	$(0.013)	$—	$—
Total distributions	$(0.069)		$(0.052)	$(0.013)	$—	$—
Net asset value — End of year	$10.500		$10.150	$9.350	$7.600	$9.480
Total Return(3)	4.12%		9.12%	23.20%	(19.83)%	(5.20)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$637,731		$670,319	$583,971	$379,172	$228,610
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.99	%†	0.97%†	1.01%	1.01%	1.03	%(5)
Expenses after custodian fee reduction(4)	0.99	%†	0.97%†	—	—	—
Net investment income	0.71	%†	0.66%†	0.49%	0.32%	0.06	%(5)
Portfolio Turnover of the Portfolio	0	%(6)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  For the period from the start of business, February 28, 2001 to December 31, 2001.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Amounts to less than 1%.

See notes to financial statements

9

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended December 31,						Period Ended
	2005		2004		2003	2002	December 31, 2001(1)
Net asset value — Beginning of year	$9.900		$9.140		$7.470	$9.400	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.004)		$(0.008)		$(0.021)	$(0.037)	$(0.053)
Net realized and unrealized gain (loss)	0.334		0.768		1.691	(1.893)	(0.547)
Total income (loss) from operations	$0.330		$0.760		$1.670	$(1.930)	$(0.600)
Net asset value — End of year	$10.230		$9.900		$9.140	$7.470	$9.400
Total Return(3)	3.33%		8.32%		22.36%	(20.53)%	(6.00)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$350,939		$391,010		$344,432	$255,721	$203,917
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.74	%†	1.72	%†	1.77%	1.76%	1.77	%(5)
Expenses after custodian fee reduction(4)	1.74	%†	1.72	%†	—	—	—
Net investment loss	(0.04	)%†	(0.09	)%†	(0.26)%	(0.44)%	(0.68	)%(5)
Portfolio Turnover of the Portfolio	0	%(6)	3%		15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment loss per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  For the period from the start of business, February 28, 2001 to December 31, 2001.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Amounts to less than 1%.

See notes to financial statements

10

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Year Ended December 31,						Period Ended
	2005		2004		2003	2002	December 31, 2001(1)
Net asset value — Beginning of year	$9.900		$9.150		$7.480	$9.400	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.004)		$(0.008)		$(0.020)	$(0.036)	$(0.053)
Net realized and unrealized gain (loss)	0.334		0.758		1.690	(1.884)	(0.547)
Total income (loss) from operations	$0.330		$0.750		$1.670	$(1.920)	$(0.600)
Net asset value — End of year	$10.230		$9.900		$9.150	$7.480	$9.400
Total Return(3)	3.33%		8.20%		22.33%	(20.43)%	(6.00)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$349,504		$366,421		$333,398	$243,633	$183,831
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.74	%†	1.72	%†	1.76%	1.76%	1.77	%(5)
Expenses after custodian fee reduction(4)	1.74	%†	1.72	%†	—	—	—
Net investment loss	(0.04	)%†	(0.09	)%†	(0.25)%	(0.44)%	(0.68	)%(5)
Portfolio Turnover of the Portfolio	0	%(6)	3%		15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment loss per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  For the period from the start of business, February 28, 2001 to December 31, 2001.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Amounts to less than 1%.

See notes to financial statements

11

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended December 31,					Period Ended
	2005		2004	2003	2002	December 31, 2001(1)
Net asset value — Beginning of year	$10.160		$9.360	$7.600	$9.460	$10.000
Income (loss) from operations
Net investment income(2)	$0.098		$0.090	$0.060	$0.052	$0.028
Net realized and unrealized gain (loss)	0.348		0.785	1.723	(1.912)	(0.568)
Total income (loss) from operations	$0.446		$0.875	$1.783	$(1.860)	$(0.540)
Less distributions
From net investment income	$(0.096)		$(0.075)	$(0.023)	$—	$—
Total distributions	$(0.096)		$(0.075)	$(0.023)	$—	$—
Net asset value — End of year	$10.510		$10.160	$9.360	$7.600	$9.460
Total Return(3)	4.38%		9.35%	23.46%	(19.66)%	(5.40)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,107		$8,868	$5,664	$3,604	$661
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.74	%†	0.72%†	0.77%	0.74%	0.78	%(5)
Expenses after custodian fee reduction(4)	0.74	%†	0.72%†	—	—	—
Net investment income	0.96	%†	0.94%†	0.74%	0.64%	0.37	%(5)
Portfolio Turnover of the Portfolio	0	%(6)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  For the period from the start of business, February 28, 2001 to December 31, 2001.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Amounts to less than 1%.

See notes to financial statements

12

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for eight years will automatically convert to Class A shares. The Fund previously offered Class D shares. Such offerings were discontinued during the year ended December 31, 2004. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (7.1% at December 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income — The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $67,178,293 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2009 ($7,665,857), December 31, 2010 ($37,423,338), December 31, 2011 ($20,145,448) and December 31, 2013 ($1,943,650).

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as a custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on average daily cash balances the Fund or the Portfolio maintains with IBT. For the year ended December 31, 2005, there were no credit balances used to reduce the Fund's custodian fee.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

13

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  Distributions to Shareholders

The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended December 31, 2005 and December 31, 2004 was as follows:

	Year Ended December 31,
	2005	2004
Distributions declared from:
Ordinary income	$4,254,125	$3,496,965

During the year ended December 31, 2005, accumulated paid-in capital was decreased by $49,708,732, accumulated undistributed net investment income was decreased by $24,510, and accumulated net realized loss was decreased by $49,733,242 primarily due to differences between book and tax accounting treatment of foreign currency gain (loss) and redemptions in-kind. This change had no effect on the net assets or the net asset value per share.

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforwards	$(67,178,293)
Unrealized appreciation	$434,842,159
Accumulated undistributed net investment income	$228,919

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2005	2004
Sales	11,779,598	18,476,917
Issued to shareholders electing to receive payments of distributions in Fund shares	307,647	265,057
Redemptions	(17,573,969)	(15,334,050)
Exchange from Class B shares	186,238	179,465
Net increase (decrease)	(5,300,486)	3,587,389
	Year Ended December 31,
Class B	2005	2004
Sales	1,627,173	7,660,142
Redemptions	(6,628,516)	(5,665,272)
Exchange to Class A shares	(191,685)	(181,098)
Net increase (decrease)	(5,193,028)	1,813,772
	Year Ended December 31,
Class C	2005	2004
Sales	4,134,333	6,815,635
Redemptions	(6,980,438)	(6,274,624)
Net increase (decrease)	(2,846,105)	541,011
	Year Ended December 31,
Class D	2005	2004(1)
Sales	—	220,509
Redemptions	—	(3,842,248)
Net decrease	—	(3,621,739)

14

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

	Year Ended December 31,
Class I	2005	2004
Sales	201,381	357,630
Issued to shareholders electing to receive payments of distributions in Fund shares	3,761	3,638
Redemptions	(306,528)	(93,797)
Net increase (decrease)	(101,386)	267,471

(1)  Offerings of Class D shares were discontinued during the year ended December 31, 2004 (See Note 1).

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the year ended December 31, 2005, the administration fee amounted to $2,073,701. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2005, EVM earned $92,195 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee, earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the year ended December 31, 2005, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $227,454 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2005.

Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  Distribution and Service Plan

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,728,626 and $2,644,520 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2005, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2005, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $17,586,000 and $26,581,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in the amounts of 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended December 31, 2005 amounted to $1,643,205, $909,542 and $881,507 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of the

15

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSCs assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $6,000, $1,233,000 and $38,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $178,622,741 and $327,845,267, respectively, for the year ended December 31, 2005.

16

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance
Tax-Managed Growth Fund 1.2:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from the start of business, February 28, 2001 to December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Growth Fund 1.0 as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from the start of business, February 28, 2001 to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 17, 2006

17

Eaton Vance Tax-Managed Growth Fund 1.2 as of December 31, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2006 showed the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately $21,477,200 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualified under tax law. For the Fund's fiscal 2005 ordinary income dividends, 100% qualified for the corporate dividends received deduction.

18

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 3.0%
Boeing Company (The)	798,441	$56,082,496
General Dynamics Corp.	735,000	83,826,750
Honeywell International, Inc.	289,748	10,793,113
Northrop Grumman Corp.	3,090,955	185,797,305
Raytheon Co.	345,300	13,863,795
Rockwell Collins, Inc.	156,972	7,294,489
Teledyne Technologies, Inc.(1)	6,117	178,005
United Technologies Corp.	3,660,728	204,671,302
		$562,507,255
Air Freight & Logistics — 2.9%
C.H. Robinson Worldwide, Inc.	2,079,406	$77,000,404
FedEx Corp.	2,226,609	230,209,105
United Parcel Service, Inc., Class B	3,231,607	242,855,266
		$550,064,775
Airlines — 0.0%
Southwest Airlines Co.	386,112	$6,343,820
		$6,343,820
Auto Components — 0.1%
ArvinMeritor, Inc.	8,000	$115,120
BorgWarner, Inc.	180,098	10,919,342
Delphi Corp.	5,361	1,560
Johnson Controls, Inc.	233,221	17,004,143
Visteon Corp.(1)	9,828	61,523
		$28,101,688
Automobiles — 0.1%
DaimlerChrysler AG(2)	7,000	$357,210
Ford Motor Co.	83,266	642,814
General Motors Corp.	34,443	668,883
Harley-Davidson, Inc.	140,700	7,244,643
Honda Motor Co. Ltd. (ADR)	20,000	579,400
		$9,492,950
Beverages — 4.2%
Anheuser-Busch Companies, Inc.	4,702,340	$202,012,526
Brown-Forman Corp., Class A	547,732	38,856,108
Brown-Forman Corp., Class B	45,820	3,176,242

Security	Shares	Value
Beverages (continued)
Coca-Cola Co.	3,696,347	$148,999,748
Coca-Cola Enterprises, Inc.	1,756,930	33,680,348
PepsiCo, Inc.	6,217,904	367,353,768
		$794,078,740
Biotechnology — 2.2%
Amgen, Inc.(1)	4,322,439	$340,867,540
Applera Corp. - Celera Genomics Group(1)	26,000	284,960
Biogen Idec, Inc.(1)	11,200	507,696
Genzyme Corp.(1)	476,887	33,754,062
Gilead Sciences, Inc.(1)	115,482	6,077,818
Incyte Corp.(1)	14,294	76,330
Invitrogen Corp.(1)	429,910	28,649,202
Vertex Pharmaceuticals, Inc.(1)	13,000	359,710
		$410,577,318
Building Products — 0.8%
American Standard Companies, Inc.	975,691	$38,978,855
Masco Corp.	3,815,892	115,201,779
Water Pik Technologies, Inc.(1)	2,141	45,967
		$154,226,601
Capital Markets — 4.6%
Affiliated Managers Group, Inc.(1)	20,520	$1,646,730
Ameriprise Financial, Inc.	123,241	5,052,865
Bank of New York Co., Inc. (The)	399,053	12,709,838
Bear Stearns Companies, Inc.	88,001	10,166,756
Charles Schwab Corp. (The)	857,261	12,576,019
Credit Suisse Group(2)	155,136	7,879,077
Federated Investors, Inc.	1,666,768	61,737,087
Franklin Resources, Inc.	1,448,649	136,187,493
Goldman Sachs Group, Inc.	1,014,997	129,625,267
Investors Financial Services Corp.	453,428	16,699,753
Knight Capital Group, Inc., Class A(1)	1,750,000	17,307,500
Legg Mason, Inc.	26,461	3,167,117
Lehman Brothers Holdings, Inc.	96,237	12,334,696
Mellon Financial Corp.	250,087	8,565,480
Merrill Lynch & Co., Inc.	2,109,325	142,864,582
Morgan Stanley	3,713,173	210,685,436
Northern Trust Corp.	726,812	37,663,398
Nuveen Investments, Class A	150,000	6,393,000
Piper Jaffray Cos., Inc.(1)	27,967	1,129,867

See notes to financial statements

19

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Capital Markets (continued)
Raymond James Financial, Inc.	147,337	$5,550,185
State Street Corp.	150,434	8,340,061
T. Rowe Price Group, Inc.	163,648	11,787,565
UBS AG(2)	83,392	7,934,749
Waddell & Reed Financial, Inc., Class A	273,635	5,738,126
		$873,742,647
Chemicals — 0.8%
Airgas, Inc.	117,613	$3,869,468
Arch Chemicals, Inc.	4,950	148,005
Ashland, Inc.	116,107	6,722,595
Bayer AG (ADR)	40,000	1,670,400
Dow Chemical Co. (The)	257,005	11,261,959
E.I. du Pont de Nemours and Co.	1,069,852	45,468,710
Ecolab, Inc.	305,627	11,085,091
MacDermid, Inc.	61,937	1,728,042
Monsanto Co.	19,181	1,487,103
Olin Corp.	9,900	194,832
PPG Industries, Inc.	23,542	1,363,082
Rohm and Haas Co.	2,601	125,940
RPM International, Inc.	70,138	1,218,297
Sigma-Aldrich Corp.	630,897	39,929,471
Solutia, Inc.(1)	11,510	5,180
Valspar Corp. (The)	1,289,459	31,810,954
		$158,089,129
Commercial Banks — 8.4%
AmSouth Bancorporation	586,114	$15,362,048
Associated Banc-Corp.	991,726	32,280,681
Bank of America Corp.	4,813,556	222,145,609
Bank of Hawaii Corp.	69,735	3,594,142
Bank of Montreal(2)	257,366	14,397,054
BB&T Corp.	1,715,782	71,908,424
City National Corp.	184,221	13,344,969
Colonial BancGroup, Inc. (The)	253,936	6,048,756
Comerica, Inc.	333,089	18,906,132
Commerce Bancshares, Inc.	162,911	8,490,921
Compass Bancshares, Inc.	297,054	14,344,738
Fifth Third Bancorp	1,973,171	74,428,010
First Citizens BancShares, Inc., Class A	30,600	5,337,252
First Financial Bancorp.	47,933	839,786
First Horizon National Corp.	152,267	5,853,143

Security	Shares	Value
Commercial Banks (continued)
First Midwest Bancorp, Inc.	523,358	$18,348,931
HSBC Holdings PLC (ADR)	601,671	48,416,465
Huntington Bancshares, Inc.	630,239	14,968,176
KeyCorp	799,881	26,340,081
M&T Bank Corp.	64,486	7,032,198
Marshall & Ilsley Corp.	589,899	25,389,253
National City Corp.	1,784,322	59,899,690
North Fork Bancorporation, Inc.	1,865,892	51,050,805
PNC Financial Services Group, Inc.	149,958	9,271,903
Popular, Inc.(2)	1,432	30,287
Regions Financial Corp.	1,653,747	56,491,998
Royal Bank of Canada(2)	288,465	22,494,501
Royal Bank of Scotland Group PLC(2)	50,837	1,530,783
S&T Bancorp, Inc.	100,000	3,682,000
Societe Generale(2)	1,152,974	141,172,207
SunTrust Banks, Inc.	1,373,393	99,928,075
Synovus Financial Corp.	1,369,351	36,986,171
TCF Financial Corp.	72,500	1,967,650
Trustmark Corp.	205,425	5,643,025
U.S. Bancorp	4,364,242	130,447,193
Valley National Bancorp.	104,601	2,520,884
Wachovia Corp.	2,190,523	115,791,046
Wells Fargo & Co.	2,313,285	145,343,697
Westamerica Bancorporation	268,474	14,247,915
Whitney Holding Corp.	383,436	10,567,482
Zions Bancorporation	620,420	46,878,935
		$1,603,723,016
Commercial Services & Supplies — 1.4%
Acco Brands Corp.(1)	30,117	$737,867
Allied Waste Industries, Inc.(1)	1,626,411	14,214,832
Avery Dennison Corp.	851,315	47,052,180
Banta Corp.	42,341	2,108,582
CBIZ, Inc.(1)	185,000	1,113,700
Cendant Corp.	584,731	10,086,610
Cintas Corp.	1,531,435	63,064,493
Consolidated Graphics, Inc.(1)	70,215	3,323,978
Deluxe Corp.	32,000	964,480
Donnelley (R.R.) & Sons Co.	91,260	3,122,005
Equifax, Inc.	80,000	3,041,600
Herman Miller, Inc.	541,800	15,273,342
HNI Corp.	1,121,592	61,609,049

See notes to financial statements

20

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Commercial Services & Supplies (continued)
Hudson Highland Group, Inc.(1)	10,262	$178,148
Ikon Office Solutions, Inc.	56,287	585,948
Manpower, Inc.	2,000	93,000
Monster Worldwide, Inc.(1)	68,426	2,793,149
Navigant Consulting, Inc.(1)	238,641	5,245,329
PHH Corp.(1)	27,467	769,625
Pitney Bowes, Inc.	22,857	965,708
School Specialty, Inc.(1)	49,197	1,792,739
Steelcase, Inc., Class A	123,000	1,947,090
Waste Management, Inc.	911,032	27,649,821
		$267,733,275
Communications Equipment — 1.4%
3Com Corp.(1)	664,106	$2,390,782
ADC Telecommunications, Inc.(1)	41,693	931,421
Alcatel SA (ADR)(1)	43,728	542,227
Avaya, Inc.(1)	31,239	333,320
Ciena Corp.(1)	375,431	1,115,030
Cisco Systems, Inc.(1)	5,089,042	87,124,399
Comverse Technology, Inc.(1)	293,654	7,808,260
Corning, Inc.(1)	3,633,999	71,444,420
Dycom Industries, Inc.(1)	143,116	3,148,552
Enterasys Networks, Inc.(1)	12,356	164,088
JDS Uniphase Corp.(1)	52,451	123,784
Juniper Networks, Inc.(1)	35,691	795,909
Lucent Technologies, Inc.(1)	255,464	679,534
Motorola, Inc.	1,282,326	28,967,744
Nokia Oyj (ADR)	2,042,478	37,377,347
Nortel Networks Corp.(1)(2)	739,418	2,262,619
QUALCOMM, Inc.	562,096	24,215,096
Riverstone Networks, Inc.(1)	28,706	16,362
Tellabs, Inc.(1)	106,674	1,162,747
		$270,603,641
Computers & Peripherals — 2.2%
Dell, Inc.(1)	4,471,715	$134,106,733
EMC Corp.(1)	1,770,402	24,112,875
Gateway, Inc.(1)	79,938	200,644
Hewlett-Packard Co.	906,807	25,961,884
International Business Machines Corp.	1,712,254	140,747,279
Lexmark International, Inc., Class A(1)	1,714,509	76,861,438
McDATA Corp., Class A(1)	17,915	68,077

Security	Shares	Value
Computers & Peripherals (continued)
Network Appliance, Inc.(1)	488,000	$13,176,000
Palm, Inc.(1)	64,913	2,064,233
Sun Microsystems, Inc.(1)	319,180	1,337,364
		$418,636,527
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.(1)	160,823	$10,915,057
		$10,915,057
Construction Materials — 0.2%
CRH PLC(2)	329,450	$9,642,564
Vulcan Materials Co.	206,614	13,998,099
		$23,640,663
Consumer Finance — 1.1%
American Express Co.	617,258	$31,764,097
Capital One Financial Corp.	1,429,006	123,466,118
MBNA Corp.	411,292	11,170,691
SLM Corp.	916,399	50,484,421
		$216,885,327
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$8,223,882
Caraustar Industries, Inc.(1)	167,599	1,456,435
Sealed Air Corp.(1)	37,014	2,079,076
Sonoco Products Co.	148,033	4,352,170
Temple-Inland, Inc.	115,924	5,199,191
		$21,310,754
Distributors — 0.1%
Genuine Parts Co.	347,293	$15,253,109
		$15,253,109
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A(1)	49,852	$3,014,052
H&R Block, Inc.	1,575,244	38,672,240
Laureate Education, Inc.(1)	520,213	27,316,385
Service Corp. International	142,389	1,164,742
ServiceMaster Co. (The)	1,156,537	13,820,617
Stewart Enterprises, Inc.	114,000	616,740
		$84,604,776

See notes to financial statements

21

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Diversified Financial Services — 1.9%
Citigroup, Inc.	4,327,010	$209,989,795
FINOVA Group, Inc. (The)(1)	175,587	10,535
ING Groep N.V. (ADR)	257,281	8,958,524
JPMorgan Chase & Co.	3,164,955	125,617,064
Moody's Corp.	155,397	9,544,484
Principal Financial Group, Inc.	113,328	5,375,147
		$359,495,549
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	1,678,472	$41,105,779
BCE, Inc.(2)	3,100,000	74,245,000
BellSouth Corp.	161,722	4,382,666
Cincinnati Bell, Inc.(1)	169,013	593,236
Citizens Communications Co.	12,231	149,585
Deutsche Telekom AG (ADR)	2,006,790	33,372,918
McLeod USA, Inc., Class A(1)	947	10
Qwest Communications International, Inc.(1)	38,011	214,762
RSL Communications, Ltd., Class A(1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	3,051,574	75,312,846
Verizon Communications, Inc.	459,935	13,853,242
		$243,230,044
Electric Utilities — 0.3%
American Electric Power Co., Inc.	960	$35,606
Exelon Corp.	1,002,600	53,278,164
Southern Co. (The)	65,985	2,278,462
		$55,592,232
Electrical Components — 0.0%
Molex, Inc., Class A	61,319	$1,507,834
		$1,507,834
Electrical Equipment — 0.6%
American Power Conversion Corp.	30,856	$678,832
Baldor Electric Co.	149,060	3,823,389
Emerson Electric Co.	1,143,636	85,429,609
Rockwell Automation, Inc.	250,649	14,828,395
Roper Industries, Inc.	46,244	1,827,100
Thomas & Betts Corp.(1)	114,600	4,808,616
		$111,395,941

Security	Shares	Value
Electronic Equipment & Instruments — 0.7%
Agilent Technologies, Inc.(1)	461,244	$15,354,813
Arrow Electronics, Inc.(1)	8,750	280,263
Flextronics International, Ltd.(1)(2)	441,607	4,610,377
Jabil Circuit, Inc.(1)	2,127,971	78,926,444
National Instruments Corp.	735,687	23,578,768
Plexus Corp.(1)	150,776	3,428,646
Sanmina-SCI Corp.(1)	1,140,602	4,858,965
Solectron Corp.(1)	1,707,596	6,249,801
		$137,288,077
Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	358,482	$21,788,536
Core Laboratories N.V.(1)(2)	20,244	756,316
Grant Prideco, Inc.(1)	11,694	515,939
Halliburton Co.	644,762	39,949,454
National-Oilwell Varco, Inc.(1)	311,875	19,554,563
Schlumberger, Ltd.(2)	557,887	54,198,722
Smith International, Inc.	191,739	7,115,434
Transocean, Inc.(1)(2)	103,602	7,220,023
		$151,098,987
Food & Staples Retailing — 1.8%
Albertson's, Inc.	853,255	$18,216,994
Casey's General Stores, Inc.	12,551	311,265
Costco Wholesale Corp.	928,292	45,922,605
CVS Corp.	266,910	7,051,762
Kroger Co. (The)(1)	1,348,478	25,459,265
Safeway, Inc.	1,190,841	28,175,298
Sysco Corp.	2,053,288	63,754,592
Sysco Corp.(3)(4)	60,000	1,862,224
Walgreen Co.	988,481	43,750,169
Wal-Mart Stores, Inc.	2,119,018	99,170,042
Winn-Dixie Stores, Inc.(1)	137,447	107,758
		$333,781,974
Food Products — 2.6%
Archer-Daniels-Midland Co.	977,204	$24,097,851
Campbell Soup Co.	1,274,493	37,941,657
ConAgra Foods, Inc.	1,048,341	21,260,355
Dean Foods Co.(1)	304,629	11,472,328
Del Monte Foods Co.(1)	99,492	1,037,702
General Mills, Inc.	151,037	7,449,145

See notes to financial statements

22

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Food Products (continued)
H.J. Heinz Co.	299,708	$10,106,154
Hershey Co. (The)	505,557	27,932,024
J.M. Smucker Co. (The)	7,276	320,144
Kellogg Co.	54,076	2,337,165
Kraft Foods, Inc.	465	13,085
Nestle SA(2)	275,000	81,882,612
Sara Lee Corp.	4,771,143	90,174,603
Smithfield Foods, Inc.(1)	3,845,278	117,665,507
TreeHouse Foods, Inc.(1)	64,797	1,213,000
Tyson Foods, Inc., Class A	265,272	4,536,151
Wm. Wrigley Jr. Co.	839,317	55,806,187
		$495,245,670
Gas Utilities — 0.0%
National Fuel Gas Co.	4,000	$124,760
		$124,760
Health Care Equipment & Supplies — 1.3%
Advanced Medical Optics, Inc.(1)	31,158	$1,302,404
Bausch & Lomb, Inc.	29,250	1,986,075
Baxter International, Inc.	229,317	8,633,785
Becton, Dickinson and Co.	64,173	3,855,514
Biomet, Inc.	419,890	15,355,377
Boston Scientific Corp.(1)	1,109,134	27,162,692
DENTSPLY International, Inc.	6,927	371,911
Dionex Corp.(1)	37,300	1,830,684
Edwards Lifesciences Corp.(1)	10,353	430,788
Guidant Corp.	57,206	3,704,089
Hillenbrand Industries, Inc.	342,176	16,906,916
Hospira, Inc.(1)	126,372	5,406,194
Lumenis, Ltd.(1)(2)	100,000	222,000
Medtronic, Inc.	2,079,834	119,736,043
PerkinElmer, Inc.	254,526	5,996,633
St. Jude Medical, Inc.(1)	48,028	2,411,006
Steris Corp.	718	17,964
Stryker Corp.	71,556	3,179,233
Waters Corp.(1)	165,841	6,268,790
Zimmer Holdings, Inc.(1)	320,941	21,644,261
		$246,422,359
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	348,354	$14,421,856

Security	Shares	Value
Health Care Providers & Services (continued)
Beverly Enterprises, Inc.(1)	50,586	$590,339
Cardinal Health, Inc.	1,784,669	122,695,994
Caremark Rx, Inc.(1)	801,471	41,508,183
CIGNA Corp.	11,836	1,322,081
Express Scripts, Inc.(1)	53,316	4,467,881
HCA, Inc.	140	7,070
Health Management Associates, Inc., Class A	131,615	2,890,265
Henry Schein, Inc.(1)	1,904,253	83,101,601
IDX Systems Corp.(1)	60,000	2,635,200
IMS Health, Inc.	280,530	6,990,808
McKesson Corp.	2,631	135,733
Medco Health Solutions, Inc.(1)	182,743	10,197,059
PAREXEL International Corp.(1)	27,837	563,978
Renal Care Group, Inc.(1)	239,856	11,347,587
Sunrise Senior Living, Inc.(1)	288,000	9,708,480
Tenet Healthcare Corp.(1)	3,961	30,341
UnitedHealth Group, Inc.	426,716	26,516,132
Ventiv Health, Inc.(1)	13,170	311,075
WellPoint, Inc.(1)	809,292	64,573,409
		$404,015,072
Hotels, Restaurants & Leisure — 1.7%
Bob Evans Farms, Inc.	50,957	$1,175,068
Brinker International, Inc.	198,438	7,671,613
Carnival Corp.(2)	561,335	30,014,582
CBRL Group, Inc.	62,047	2,180,952
Darden Restaurants, Inc.	184,714	7,181,680
Gaylord Entertainment Co.(1)	428,482	18,677,530
International Game Technology	400,000	12,312,000
International Speedway Corp., Class A	118,344	5,668,678
Jack in the Box, Inc.(1)	500,000	17,465,000
Lone Star Steakhouse & Saloon, Inc.	145,981	3,465,589
Marriott International, Inc., Class A	185,766	12,440,749
McDonald's Corp.	863,972	29,133,136
MGM MIRAGE(1)	188,890	6,926,596
Navigant International, Inc.(1)	38,258	415,099
Outback Steakhouse, Inc.	1,360,076	56,592,762
Papa John's International, Inc.(1)	188,800	11,197,728
Royal Caribbean Cruises, Ltd.(2)	397,428	17,908,106
Sonic Corp.(1)	159,765	4,713,068
Starbucks Corp.(1)	2,343,463	70,327,325
Yum! Brands, Inc.	236,553	11,089,605
		$326,556,866

See notes to financial statements

23

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Household Durables — 0.5%
Blyth, Inc.	699,869	$14,662,256
D.R. Horton, Inc.	625,255	22,340,361
Fortune Brands, Inc.	126,932	9,903,235
Helen of Troy, Ltd.(1)(2)	20,000	322,200
Interface, Inc., Class A(1)	75,467	620,339
Leggett & Platt, Inc.	1,799,370	41,313,535
Lenox Group, Inc.(1)	5,455	72,224
Newell Rubbermaid, Inc.	411,393	9,782,926
Snap-On, Inc.	42,453	1,594,535
		$100,611,611
Household Products — 2.9%
Clorox Co. (The)	53,688	$3,054,310
Colgate-Palmolive Co.	713,670	39,144,800
Energizer Holdings, Inc.(1)	168,981	8,413,564
Kimberly-Clark Corp.	1,484,938	88,576,552
Procter & Gamble Co. (The)	7,098,400	410,855,392
		$550,044,618
Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(1)	49,542	$784,250
Duke Energy Corp.	417,250	11,453,513
Dynegy, Inc., Class A(1)	22,688	109,810
TXU Corp.	327,916	16,458,104
		$28,805,677
Industrial Conglomerates — 3.0%
3M Co.	913,513	$70,797,258
General Electric Co.	13,345,070	467,744,703
Teleflex, Inc.	23,700	1,540,026
Tyco International, Ltd.(2)	1,147,900	33,128,394
		$573,210,381
Insurance — 6.2%
21st Century Insurance Group	70,700	$1,143,926
Aegon, N.V. (ADR)	5,182,849	84,584,096
AFLAC, Inc.	2,196,373	101,955,635
Allstate Corp. (The)	189,192	10,229,611
American International Group, Inc.	5,154,370	351,682,665
AON Corp.	550,106	19,776,311
Arthur J. Gallagher & Co.	647,017	19,979,885

Security	Shares	Value
Insurance (continued)
Berkshire Hathaway, Inc., Class A(1)	639	$56,628,180
Berkshire Hathaway, Inc., Class B(1)	41,253	121,098,182
Chubb Corp. (The)	16,099	1,572,067
Commerce Group, Inc. (The)	120,000	6,873,600
Hartford Financial Services Group, Inc. (The)	46,382	3,983,750
Jefferson-Pilot Corp.	150,301	8,556,636
Lincoln National Corp.	52,903	2,805,446
Manulife Financial Corp.(2)	74,958	4,407,530
Marsh & McLennan Cos., Inc.	686,159	21,792,410
MetLife, Inc.	1,824,271	89,389,279
Old Republic International Corp.	240,548	6,316,790
Progressive Corp. (The)(3)(4)	9,470	1,104,524
Progressive Corp. (The)	1,725,948	201,556,207
SAFECO Corp.	161,000	9,096,500
St. Paul Travelers Companies, Inc., (The)	333,134	14,881,096
Torchmark Corp.	324,638	18,049,873
UICI	43,597	1,548,129
UnumProvident Corp.	53,710	1,221,903
XL Capital Ltd., Class A(2)	187,100	12,606,798
		$1,172,841,029
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	23,500	$1,108,025
Expedia, Inc.(1)	403,096	9,658,180
IAC/InterActiveCorp(1)	403,096	11,411,648
		$22,177,853
Internet Software & Services — 0.3%
eBay, Inc.(1)	1,257,244	$54,375,803
		$54,375,803
IT Services — 2.5%
Accenture Ltd., Class A(2)	2,738,000	$79,046,060
Acxiom Corp.	616,809	14,186,607
Affiliated Computer Services, Inc.(1)	183,730	10,873,141
Automatic Data Processing, Inc.	1,560,553	71,613,777
BISYS Group, Inc. (The)(1)	65,000	910,650
Ceridian Corp.(1)	26,632	661,805
Certegy, Inc.	42,862	1,738,483
Computer Sciences Corp.(1)	226,702	11,480,189
CSG Systems International, Inc.(1)	25,200	562,464
DST Systems, Inc.(1)	231,544	13,871,801

See notes to financial statements

24

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
IT Services (continued)
eFunds Corp.(1)	1	$23
Electronic Data Systems Corp.	1,252	30,098
First Data Corp.	3,759,930	161,714,589
Fiserv, Inc.(1)	832,355	36,016,001
Gartner, Inc.(1)	30,576	394,430
Paychex, Inc.	1,597,890	60,911,567
Perot Systems Corp.(1)	684,871	9,684,076
Safeguard Scientifics, Inc.(1)	26,579	51,297
		$473,747,058
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,761	$2,123,807
Mattel, Inc.	30,514	482,731
		$2,606,538
Machinery — 3.0%
Caterpillar, Inc.(3)(4)	34,186	$1,974,662
Caterpillar, Inc.	110,120	6,361,632
Danaher Corp.	4,031,970	224,903,287
Deere & Co.	3,350,000	228,168,500
Donaldson Co., Inc.	79,326	2,522,567
Dover Corp.	367,670	14,886,958
Federal Signal Corp.	218,345	3,277,358
Illinois Tool Works, Inc.	756,673	66,579,657
ITT Industries, Inc.	4,214	433,283
Nordson Corp.	163,978	6,642,749
Parker Hannifin Corp.	43,632	2,877,967
Tecumseh Products Co., Class A	125,700	2,879,787
Wabtec Corp.	94,504	2,542,158
		$564,050,565
Media — 4.3%
ADVO, Inc.	750,000	$21,135,000
Arbitron, Inc.	11,555	438,859
Belo Corp., Class A	542,924	11,624,003
Cablevision Systems Corp., Class A(1)	207,410	4,867,913
Catalina Marketing Corp.	87,095	2,207,858
CCE Spinco, Inc.(1)	16,410	214,976
Clear Channel Communications, Inc.	131,283	4,128,850
Comcast Corp., Class A(1)	1,979,556	51,389,274
Comcast Corp., Class A Special(1)	1,424,823	36,603,703
Discovery Holding Co., Class A(1)	131,304	1,989,256

Security	Shares	Value
Media (continued)
Discovery Holding Co., Class B(1)	3,287	$50,620
E.W. Scripps Co. (The), Class A	51,066	2,452,189
EchoStar Communications Corp., Class A(1)	35,150	955,026
Entercom Communications Corp.(1)	220,000	6,527,400
Gannett Co., Inc.	701,567	42,493,913
Havas SA (ADR)	3,142,938	13,326,057
Interpublic Group of Companies, Inc. (The)(1)	976,936	9,427,432
Knight Ridder, Inc.	19,023	1,204,156
Lamar Advertising Co.(1)	241,409	11,138,611
Liberty Global, Inc., Class A(1)	50,655	1,139,738
Liberty Global, Inc., Class B(1)	1,643	37,345
Liberty Global, Inc., Class C(1)	52,298	1,108,718
Liberty Media Corp., Class A(1)	1,313,041	10,333,633
Liberty Media Corp., Class B(1)	32,876	264,981
McClatchy Co., (The), Class A	48,066	2,840,701
McGraw-Hill Companies, Inc., (The)	472,484	24,394,349
New York Times Co. (The), Class A	300,468	7,947,379
News Corp., Class A	187,934	2,922,374
Omnicom Group, Inc.	2,326,246	198,033,322
ProQuest Co.(1)	95,464	2,664,400
Publicis Groupe(2)	329,132	11,417,022
Reuters Group PLC (ADR)	1,431	63,322
Time Warner, Inc.	4,153,197	72,431,756
Tribune Co.	1,601,074	48,448,499
Univision Communications, Inc., Class A(1)	401,298	11,794,148
Viacom, Inc., Class A	29,774	975,396
Viacom, Inc., Class B	965,189	31,465,161
Vivendi Universal SA (ADR)	417,045	13,107,724
Walt Disney Co., (The)	4,904,830	117,568,775
Washington Post Co. (The), Class B	16,470	12,599,550
Westwood One, Inc.	122,400	1,995,120
WPP Group PLC(2)	139,450	1,505,381
WPP Group PLC (ADR)	256,051	13,826,754
		$811,060,644
Metals & Mining — 0.3%
Alcoa, Inc.	85,947	$2,541,453
Allegheny Technologies, Inc.	21,408	772,401
Inco, Ltd.(1)(2)	200,000	8,714,000
Nucor Corp.	421,662	28,133,289
Phelps Dodge Corp.	14,862	2,138,196
Steel Dynamics, Inc.	311,800	11,072,018
		$53,371,357

See notes to financial statements

25

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Multiline Retail — 1.6%
99 Cents Only Stores(1)	1,142,232	$11,947,747
Dollar General Corp.	101,456	1,934,766
Dollar Tree Stores, Inc.(1)	659,218	15,781,679
Family Dollar Stores, Inc.	2,618,411	64,910,409
Federated Department Stores, Inc.	130,024	8,624,492
J.C. Penney Company, Inc.	130,816	7,273,370
Kohl's Corp.(1)	55	2,673
Nordstrom, Inc.	131,384	4,913,762
Sears Holdings Corp.(1)	5,747	663,951
Target Corp.	3,498,908	192,334,973
		$308,387,822
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$256,200
Dominion Resources, Inc.	3,249	250,823
PG&E Corp.	47,705	1,770,810
TECO Energy, Inc.	34,145	586,611
Wisconsin Energy Corp.	9,576	374,039
		$3,238,483
Office Electronics — 0.0%
Xerox Corp.(1)	42,878	$628,163
Zebra Technologies Corp., Class A(1)	13,500	578,475
		$1,206,638
Oil, Gas & Consumable Fuels — 10.5%
Amerada Hess Corp.	18,947	$2,402,859
Anadarko Petroleum Corp.	2,559,141	242,478,610
Apache Corp.	2,073,929	142,105,615
BP PLC (ADR)	5,008,980	321,676,696
Burlington Resources, Inc.	4,335,883	373,753,115
Chevron Corp.	409,158	23,227,900
ConocoPhillips	3,329,274	193,697,161
Devon Energy Corp.	1,015,400	63,503,116
El Paso Corp.	148,709	1,808,301
Exxon Mobil Corp.	6,579,287	369,558,551
Kerr-McGee Corp.	267,327	24,289,331
Kinder Morgan, Inc.	1,781,672	163,824,740
Marathon Oil Corp.	30,098	1,835,075
Murphy Oil Corp.	39,036	2,107,554
Newfield Exploration Co.(1)	120,000	6,008,400
Royal Dutch Shell PLC (ADR)	118,194	7,267,749

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Total SA (ADR)	400,000	$50,560,000
Valero Energy Corp.	206,040	10,631,664
Williams Cos., Inc. (The)	219,065	5,075,736
		$2,005,812,173
Paper and Forest Products — 0.1%
International Paper Co.	111,913	$3,761,396
Louisiana-Pacific Corp.	70,750	1,943,503
MeadWestvaco Corp.	73,347	2,055,916
Neenah Paper, Inc.	38,811	1,086,708
Weyerhaeuser Co.	89,778	5,955,873
		$14,803,396
Personal Products — 0.4%
Avon Products, Inc.	173,400	$4,950,570
Estee Lauder Cos., Inc. (The), Class A	2,092,312	70,050,606
		$75,001,176
Pharmaceuticals — 6.1%
Abbott Laboratories	3,078,014	$121,366,092
Allergan, Inc.	38,300	4,134,868
Andrx Corp.(1)	180,170	2,967,400
Bristol-Myers Squibb Co.	4,973,196	114,284,044
Elan Corp. PLC (ADR)(1)	31,838	443,503
Eli Lilly & Co.	3,585,323	202,893,429
Forest Laboratories, Inc.(1)	56,800	2,310,624
GlaxoSmithKline PLC (ADR)	434,293	21,923,111
Johnson & Johnson	3,505,021	210,651,762
King Pharmaceuticals, Inc.(1)	505,637	8,555,378
Merck & Co., Inc.	2,605,384	82,877,265
Mylan Laboratories, Inc.	27,992	558,720
Novo Nordisk A/S (ADR)	292,277	16,466,886
Pfizer, Inc.	8,223,321	191,767,846
Schering-Plough Corp.	2,461,993	51,332,554
Sepracor, Inc.(1)	4,000	206,400
Shering AG (ADR)	25,000	1,672,750
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	72,092,932
Watson Pharmaceuticals, Inc.(1)	668,041	21,718,013
Wyeth	890,144	41,008,934
		$1,169,232,511

See notes to financial statements

26

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Real Estate — 0.1%
AvalonBay Communities, Inc.	28,867	$2,576,380
Forest City Enterprises, Inc., Class A	77,326	2,932,975
Jones Lang LaSalle, Inc.	1,835	92,392
Plum Creek Timber Co., Inc.	198,791	7,166,416
ProLogis	126,355	5,903,306
Trammell Crow Co.(1)	65,491	1,679,844
		$20,351,313
Road & Rail — 0.2%
ANC Rental Corp.(1)	50,667	$5
Burlington Northern Santa Fe Corp.	194,233	13,755,581
CSX Corp.	38,134	1,936,063
Florida East Coast Industries, Inc.	121,978	5,168,208
Heartland Express, Inc.	653,154	13,252,495
Kansas City Southern(1)	15,215	371,702
Norfolk Southern Corp.	3,990	178,872
Union Pacific Corp.	10,453	841,571
		$35,504,497
Semiconductors & Semiconductor Equipment — 2.2%
Agere Systems, Inc.(1)	8,329	$107,444
Altera Corp.(1)	66,116	1,225,129
Analog Devices, Inc.	574,160	20,595,119
Applied Materials, Inc.	1,123,242	20,150,961
Broadcom Corp., Class A(1)	576,281	27,171,649
Conexant Systems, Inc.(1)	134,174	303,233
Cypress Semiconductor Corp.(1)	152,742	2,176,574
Freescale Semiconductor, Inc., Class B(1)	101,523	2,555,334
Intel Corp.	10,662,764	266,142,589
KLA-Tencor Corp.	148,373	7,319,240
Linear Technology Corp.	95,760	3,454,063
LSI Logic Corp.(1)	132,810	1,062,480
Maxim Integrated Products, Inc.	304,351	11,029,680
Mindspeed Technologies, Inc.(1)	44,724	105,101
Skyworks Solutions, Inc.(1)	98,685	502,307
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	909	9,008
Teradyne, Inc.(1)	27,996	407,902
Texas Instruments, Inc.	1,820,303	58,377,117
Xilinx, Inc.	58,684	1,479,424
		$424,174,354

Security	Shares	Value
Software — 1.7%
Adobe Systems, Inc.	608,276	$22,481,881
Cadence Design Systems, Inc.(1)	450,000	7,614,000
Cognos, Inc.(1)(2)	77,000	2,672,670
Computer Associates International, Inc.	38,744	1,092,193
Compuware Corp.(1)	150,944	1,353,968
Electronic Arts, Inc.(1)	21,405	1,119,696
Fair Isaac Corp.	564,515	24,934,628
Intuit, Inc.(1)	573,111	30,546,816
Jack Henry & Associates, Inc.	201,006	3,835,194
Microsoft Corp.	7,149,319	186,954,692
Oracle Corp.(1)	1,014,698	12,389,463
Parametric Technology Corp.(1)	94,600	577,060
Reynolds and Reynolds Co. (The), Class A	216,412	6,074,685
SAP AG (ADR)	400,000	18,028,000
Siebel Systems, Inc.	179,184	1,895,767
Symantec Corp.(1)	90,220	1,578,850
Wind River Systems, Inc.(1)	91,910	1,357,511
		$324,507,074
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	11,225	$731,646
AutoNation, Inc.(1)	1,370,088	29,772,012
Best Buy Co., Inc.	170,415	7,409,644
Burlington Coat Factory Warehouse Corp.	95,284	3,831,370
CarMax, Inc.(1)	67,797	1,876,621
Circuit City Stores, Inc.	216,000	4,879,440
Gap, Inc. (The)	540,888	9,541,264
Home Depot, Inc. (The)	4,485,692	181,580,812
Limited Brands, Inc.	692,655	15,480,839
Lowe's Companies, Inc.	879,145	58,603,806
Office Depot, Inc.(1)	80,276	2,520,666
OfficeMax, Inc.	2,192	55,589
Payless ShoeSource, Inc.(1)	23,100	579,810
Pep Boys (The) - Manny, Moe & Jack	62,500	930,625
RadioShack Corp.	625,064	13,145,096
Sherwin-Williams Co. (The)	53,386	2,424,792
Staples, Inc.	300,587	6,826,331
Tiffany & Co.	57,286	2,193,481
TJX Companies, Inc. (The)	1,716,834	39,882,054
Too, Inc.(1)	38,284	1,079,992
		$383,345,890

See notes to financial statements

27

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.(1)	731,440	$24,386,210
NIKE, Inc., Class B	1,529,222	132,721,177
		$157,107,387
Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp.	999,998	$34,189,932
Fannie Mae	335,606	16,380,929
Freddie Mac	151,086	9,873,470
Golden West Financial Corp.	89,168	5,885,088
MGIC Investment Corp.	85,000	5,594,700
Radian Group, Inc.	1,796	105,228
Washington Mutual, Inc.	875,535	38,085,772
		$110,115,119
Tobacco — 0.3%
Altria Group, Inc.	700,409	$52,334,560
		$52,334,560
Trading Companies & Distributors — 0.0%
United Rentals, Inc.(1)	397,333	$9,293,619
		$9,293,619
Wireless Telecommunication Services — 0.6%
Alltel Corp.	1,682,674	$106,176,729
Sprint Nextel Corp.	297,303	6,944,998
Telephone & Data Systems, Inc., Special Shares	25,844	894,461
Telephone and Data Systems, Inc.	25,844	931,159
Vodafone Group PLC (ADR)	332,062	7,129,371
		$122,076,718
Total Common Stocks (identified cost $14,184,947,956)		$18,969,682,297
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Enron Corp.(1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Preferred Stocks — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$666
		$666
Total Preferred Stocks (identified cost $39,407)		$666
Rights — 0.0%
Security	Shares	Value
Computers and Business Equipment — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(3)	197,392	$0
		$0
Diversified Telecommunication Services — 0.0%
McLeodUSA, Inc., (Escrow Rights)(1)(3)	1,592,200	$0
		$0
Total Rights (identified cost $0)		$0
Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc.(1)	18,106	$10,230
		$10,230
Total Warrants (identified cost $0)		$10,230
Total Investments — 99.7% (identified cost $14,201,613,432)		$18,969,693,193
Other Assets, Less Liabilities — 0.3%		$62,913,660
Net Assets — 100.0%		$19,032,606,853

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Security subject to restrictions on resale (see Note 7).

See notes to financial statements

28

Tax-Managed Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at value (identified cost, $14,201,613,432)	$18,969,693,193
Cash	56,253
Receivable for investments sold	51,552,943
Dividends and interest receivable	25,609,097
Tax reclaim receivable	1,279,291
Total assets	$19,048,190,777
Liabilities
Demand note payable	$8,000,000
Payable to affiliate for investment adviser fee	6,896,006
Payable to affiliate for Trustees' fees	12,004
Accrued expenses	675,914
Total liabilities	$15,583,924
Net Assets applicable to investors' interest in Portfolio	$19,032,606,853
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,264,573,420
Net unrealized appreciation (computed on the basis of identified cost)	4,768,033,433
Total	$19,032,606,853

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Dividends (net of foreign taxes, $4,483,174)	$314,591,123
Interest	1,772,594
Total investment income	$316,363,717
Expenses
Investment adviser fee	$80,617,092
Trustees' fees and expenses	34,741
Custodian fee	2,335,402
Legal and accounting services	107,743
Miscellaneous	453,249
Total expenses	$83,548,227
Deduct — Reduction of custodian fee	$267
Reduction of investment adviser fee	88,889
Total expense reductions	$89,156
Net expenses	$83,459,071
Net investment income	$232,904,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$101,182,645
Securities sold short	(30,244,833)
Foreign currency transactions	(48,663)
Net realized gain	$70,889,149
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$523,919,934
Securities sold short	27,299,373
Foreign currency	(199,704)
Net change in unrealized appreciation (depreciation)	$551,019,603
Net realized and unrealized gain	$621,908,752
Net increase in net assets from operations	$854,813,398

See notes to financial statements

29

Tax-Managed Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment income	$232,904,646	$212,033,371
Net realized gain from investment transactions, securities sold short and foreign currency transactions	70,889,149	152,422,840
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	551,019,603	1,317,878,707
Net increase in net assets from operations	$854,813,398	$1,682,334,918
Capital transactions — Contributions	$1,237,495,815	$1,775,098,351
Withdrawals	(2,200,844,762)	(1,925,879,872)
Net decrease in net assets from capital transactions	$(963,348,947)	$(150,781,521)
Net increase (decrease) in net assets	$(108,535,549)	$1,531,553,397
Net Assets
At beginning of year	$19,141,142,402	$17,609,589,005
At end of year	$19,032,606,853	$19,141,142,402

See notes to financial statements

30

Tax-Managed Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2005		2004		2003	2002	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.45	%†	0.45	%†	0.45%	0.45%	0.45%
Expenses after custodian fee reduction	0.45	%†	0.45	%†	—	—	—
Net investment income	1.25	%†	1.18	%†	1.05%	0.85%	0.64%
Portfolio Turnover	0	%(1)	3%		15%	23%	18%
Total Return	4.70%		9.67%		23.88%	(19.52)%	(9.67)%
Net assets, end of year (000's omitted)	$19,032,607		$19,141,142		$17,609,589	$14,571,522	$18,335,865

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Amounts to less than 1%.

See notes to financial statements

31

Tax-Managed Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes —  The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts —  Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options —  Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily.

32

Tax-Managed Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short —  The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F  Foreign Currency Translation — Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications —  Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2005, there were $267 in credit balances used to reduce the Portfolio's custodian fee.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between

33

Tax-Managed Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the year ended December 31, 2005, the advisory fee was 0.43% of the Portfolio's average daily net assets. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the year ended December 31, 2005, BMR waived $88,889 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the year ended December 31, 2005, purchases and sales of investments, other than short-term obligations, aggregated $58,765,480 and $774,871,275, respectively. In addition, investments having an aggregate market value of $1,057,904,697 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $1,009,478,984, during the year ended December 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,152,013,829
Gross unrealized appreciation	$14,819,049,235
Gross unrealized depreciation	(1,369,871)
Net unrealized appreciation	$14,817,679,364

Unrealized depreciation on foreign currency is $46,328.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At December 31, 2005 the Portfolio had a balance outstanding pursuant to this line of credit of $8,000,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2005.

7  Restricted Securities

At December 31, 2005, the Portfolio owned the following securities (representing 0.03% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Fair Value
Caterpillar, Inc.	2/17/05	2/18/06	34,186	$1,580,520	$1,974,662
Progressive Corp.	10/14/05	10/15/06	9,470	1,031,533	1,104,524
Sysco Corp.	5/19/05	5/20/06	60,000	2,220,777	1,862,224
				$4,832,830	$4,941,410

34

Tax-Managed Growth Portfolio as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Tax-Managed Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 17, 2006

35

Eaton Vance Tax-Managed Growth 1.2 Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the expense ratio of Eaton Vance Tax-Managed Growth Fund 1.2 (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other Eaton Vance personnel whose responsibilities include portfolio management. The Special Committee also considered the investment adviser's experience in managing equity funds with an objective of after-tax returns. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed

36

Eaton Vance Tax-Managed Growth 1.2 Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the profit levels of the investment adviser and its affiliates in providing investment management and administration services for the Fund and Portfolio and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio, as well as Eaton Vance's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by Eaton Vance as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also noted that the Fund had benefited from a voluntary waiver of fees by Eaton Vance and its affiliates. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

37

Eaton Vance Tax-Managed Growth Fund 1.2

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee (1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991; of the Portfolio since 1997	Chairman, President and Chief Executive Officer of BMR, EVM and EV; Director of EV; Chairman and Chief Executive Officer of EVC; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986; of the Portfolio since 1995 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2005). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

38

Eaton Vance Tax-Managed Growth Fund 1.2

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee (1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986; of the Portfolio since 1995	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) 1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2003	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust and Vice President of the Portfolio	Since 2002	Executive Vice President of EVM, BMR and EV; Chief Investment Officer of EVM and BMR and President and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

39

Eaton Vance Tax-Managed Growth Fund 1.2

MANAGEMENT AND ORGANIZATION CONT'D

Principal Officers who are not Trustees (continued)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 10/26/57	Vice President of the Trust and President of the Portfolio	Vice President of the Trust since 2001; President of the Portfolio since 2002(2)	Senior Vice President and Chief Equity Investment Officer of EVM and BMR and Executive Vice President of EVC. Officer of 51 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 31 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Michelle A. Green 8/25/69	Treasurer of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Chief Financial Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 56 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Green served as Assistant Treasurer of the Portfolio since 1998 and Mr. Richardson served as Vice President of the Portfolio since 1995. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

40

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.2
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Tax-Managed Growth Fund 1.2
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1088-2/06  TGSRC1.2

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance Money Market Fund, Eaton Vance Cash Management Fund, Eaton Vance Municipal Bond Fund, Eaton Vance Tax Free Reserves, Eaton Vance Tax-Managed Growth Fund 1.1., and Eaton Vance Tax-Managed Growth Fund 1.2    (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 24 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended December 31, 2004 and December 31, 2005 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Money Market Fund

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$10,325	$10,900

Audit-Related Fees(1)	0	0

Tax Fees(2)	$5,225	$5,525

All Other Fees(3)	0	0

Total	$15,550	$16,425

Eaton Vance Cash Management Fund

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$10,325	$10,900

Audit-Related Fees(1)	0	0

Tax Fees(2)	$5,250	$5,550

All Other Fees(3)	0	0

Total	$15,575	$16,450

Eaton Vance Municipal Bond Fund

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$44,880	$46,775

Audit-Related Fees(1)	0	0

Tax Fees(2)	$5,600	$5,880

All Other Fees(3)	0	0

Total	$50,400	$52,655

Eaton Vance Tax Free Reserves

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$22,750	$24,100

Audit-Related Fees(1)	0	0

Tax Fees(2)	$5,225	$5,525

All Other Fees(3)	0	0

Total	$27,975	$29,625

Eaton Vance Tax-Managed Growth Fund 1.1

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$11,940	$13,505

Audit-Related Fees(1)	0	0

Tax Fees(2)	$5,300	$5,565

All Other Fees(3)	0	0

Total	$17,240	$19,070

Eaton Vance Tax-Managed Growth Fund 1.2

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$11,940	$13,505

Audit-Related Fees(1)	0	0

Tax Fees(2)	$5,300	$5,565

All Other Fees(3)	0	0

Total	$17,240	$19,070

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (April 30, October 31, and December 31).  In addition, the Series differ as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP (“PWC”) as a principal accountant and other Series have Deloitte & Touche LLP (“D&T”) as a principal accountant.  The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series’s respective principal accountant for the last two fiscal years of each Series.

Fiscal
Years	4/30/04		10/31/04		12/31/04		4/30/05		10/31/05		12/31/05
Ended	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T

Audit Fees	$0	$15,000	$93,650	$153,080	$43,400	$68,760	$0	$44,880	$124,400	$156,000	$45,900	$73,785

Audit-Related Fees(1)	0	0	0	0	0	0	0	0	0	0	0	0

Tax Fees(2)	0	5,800	50,175	75,300	15,700	16,200	0	8,000	66,250	79,065	16,600	17,010

All Other Fees(3)	0	0	0	0	0	0	0	0	0	0	0	0

Total	$0	$20,800	$143,825	$228,380	$59,100	$84,960	$0	$52,880	$190,650	$235,065	$62,500	$90,795

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During each of the fiscal years ended December 31, 2004 and December 31, 2005, $35,000 was billed by D&T, the principal accountant to certain Series of the Trust for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series’s respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series.

Fiscal Years Ended	4/30/04		10/31/04		12/31/04		4/30/05		10/31/05		12/31/05
	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T

Registrant(1)	$0	$5,800	$50,175	$75,300	$15,700	$16,200	$0	$8,000	$66,250	$79,065	$16,600	$17,010

Eaton Vance(2)	$4,490	$479,012	$84,490	$344,230	$84,490	$344,713	$83,555	$351,449	$33,235	$170,983	$61,422	$179,500

(1)           Includes all of the Series in the Trust.

(2)           Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountants of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountants’ independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	February 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 15, 2006

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	February 15, 2006